GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 51.9%
Aerospace & Defense – 0.7%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$ 1,716,388
900,000	2.250	(a)	11/15/22	928,584
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,195,354
1,503,000	2.550	(a)	10/15/22	1,561,061

				5,401,387

Agriculture – 0.4%
Altria Group, Inc.
2,175,000	3.490		02/14/22	2,249,102
Archer-Daniels-Midland Co.(a)
600,000	2.750		03/27/25	652,524
Cargill, Inc.(b)
500,000	1.375		07/23/23	512,325

				3,413,951

Apparel – 0.1%
NIKE, Inc.(a)
725,000	2.400		03/27/25	780,339
Ralph Lauren Corp.
275,000	1.700		06/15/22	280,066

				1,060,405

Automotive – 0.8%
Daimler Finance North America LLC(b)
775,000	3.350		05/04/21	782,525
(3M USD LIBOR + 0.550%)
800,000	0.770	(c)	05/04/21	801,056
General Motors Co.
1,522,000	5.400		10/02/23	1,709,465
PACCAR Financial Corp.
400,000	2.650		04/06/23	420,928
Volkswagen Group of America Finance LLC(b)
1,025,000	2.900		05/13/22	1,057,523
1,225,000	0.750		11/23/22	1,229,018

				6,000,515

Banks – 15.6%
ABN AMRO Bank NV(b)
2,100,000	2.650		01/19/21	2,101,974
600,000	3.400		08/27/21	611,952

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA
$1,400,000	2.706%		06/27/24	$ 1,493,394
Bank of America Corp.
1,200,000	4.100		07/24/23	1,313,688
2,500,000	4.000		01/22/25	2,809,350
(3M USD LIBOR + 0.630%)
850,000	3.499	(a)(c)	05/17/22	859,903
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,342,676
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,410,448
Bank of America NA(a)(c) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	515,975
Bank of Montreal
750,000	2.050		11/01/22	774,188
Bank of New York Mellon Corp.(a)
1,375,000	0.350		12/07/23	1,377,062
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,755,845
950,000	0.650		02/27/24	951,900
Barclays Bank PLC(a)
725,000	1.700		05/12/22	737,216
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
825,000	4.610		02/15/23	861,152
BNP Paribas SA(b)
900,000	2.950		05/23/22	932,121
2,475,000	3.500		03/01/23	2,630,999
BPCE SA
1,725,000	2.650		02/03/21	1,728,191
649,000	4.000	(b)	09/12/23	706,313
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,190,627
CIT Group, Inc.(a)
75,000	4.750		02/16/24	81,938
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,711,152
925,000	2.700		10/27/22	962,102
(3M USD LIBOR + 0.722%)
2,850,000	3.142	(c)	01/24/23	2,931,168
(SOFR + 0.686%)
1,225,000	0.776	(c)	10/30/24	1,233,440
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,235,832

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$900,000	2.250%		04/28/25	$ 955,053
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	554,928
2,650,000	4.625		12/01/23	2,952,365
(3M USD LIBOR + 0.430%)
450,000	0.645	(c)	04/26/21	450,558
Credit Suisse AG
825,000	2.800		04/08/22	851,309
Credit Suisse Group Funding Guernsey Ltd.
4,575,000	3.450		04/16/21	4,616,221
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,191,920
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	334,159
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,157,051
First Horizon Corp.(a)
1,000,000	3.550		05/26/23	1,060,710
HSBC Holdings PLC
1,300,000	3.600		05/25/23	1,398,241
ING Bank NV(b)
1,725,000	2.750		03/22/21	1,734,367
ING Groep NV
900,000	4.100		10/02/23	988,893
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.610%)
2,150,000	0.846		06/18/22	2,154,450
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,927,721
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,840,426
(SOFR + 0.600%)
850,000	0.653		09/16/24	854,701
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,283,985
KeyBank NA
675,000	2.400		06/09/22	694,899
725,000	1.250		03/10/23	738,666
Lloyds Banking Group PLC(a)(c) (1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,213,320
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,263,208
2,150,000	0.441		12/16/22	2,151,913

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc.
$1,000,000	2.623%		07/18/22	$ 1,034,760
1,550,000	3.761		07/26/23	1,677,735
Mizuho Financial Group, Inc.(a)(c) (3M USD LIBOR + 0.990%)
1,275,000	1.241		07/10/24	1,296,382
Morgan Stanley, Inc.
1,400,000	3.125		01/23/23	1,477,742
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,210,252
(3M USD LIBOR + 1.180%)
4,575,000	1.398	(a)(c)	01/20/22	4,577,287
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,553,859
(SOFR + 0.745%)
725,000	0.864	(a)(c)	10/21/25	730,380
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,368,089
650,000	2.100		12/09/22	670,703
Natwest Group PLC(a)(c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,248,864
NatWest Markets PLC(b)
2,000,000	3.625		09/29/22	2,109,040
795,000	2.375		05/21/23	827,293
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,162,249
1,475,000	0.500		10/26/23	1,482,198
Santander UK PLC
775,000	2.500		01/05/21	775,000
950,000	2.100		01/13/23	980,999
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,177,233
Standard Chartered PLC(a)(b)(c)
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,489,320
(3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,243,740
State Street Corp.(a)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	463,946
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,268,067
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,290,362
1,050,000	1.800		02/03/23	1,077,731

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(a)
$1,700,000	1.250%		03/09/23	$ 1,733,201
UBS AG(a)(b)
1,475,000	1.750		04/21/22	1,501,358
UBS Group AG(b)
2,625,000	2.650		02/01/22	2,691,439
Wells Fargo & Co.
925,000	2.625		07/22/22	957,643
500,000	3.750	(a)	01/24/24	545,805
(SOFR + 1.600%)
3,125,000	1.654	(a)(c)	06/02/24	3,212,094
Westpac Banking Corp.
650,000	2.000		01/13/23	672,399

				118,136,840

Beverages – 0.8%
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	1,002,641
1,950,000	3.200		02/15/23	2,061,111
Keurig Dr Pepper, Inc.(a)
2,250,000	4.057		05/25/23	2,443,927
The Coca-Cola Co.
525,000	2.950		03/25/25	578,776

				6,086,455

Biotechnology – 0.2%
Gilead Sciences, Inc.(a)
175,000	0.750		09/29/23	175,455
(3M USD LIBOR + 0.520%)
500,000	0.771	(c)	09/29/23	500,985
Royalty Pharma PLC(b)
1,200,000	0.750		09/02/23	1,206,036

				1,882,476

Building Materials – 1.1%
Carrier Global Corp.(a)
4,025,000	1.923		02/15/23	4,146,837
Vulcan Materials Co.(c) (3M USD LIBOR + 0.650%)
4,179,000	0.875		03/01/21	4,179,668

				8,326,505

Chemicals – 0.7%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	378,728

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Nutrition & Biosciences, Inc.(b)
$3,050,000	0.697%		09/15/22	$ 3,059,302
Syngenta Finance NV(b)
1,485,000	3.933		04/23/21	1,496,034
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	65,933

				4,999,997

Commercial Services – 1.0%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,228,441
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,366,584
475,000	3.625		05/01/24	518,120
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,859,778
1,475,000	1.350		06/01/23	1,511,064

				7,483,987

Computers – 1.7%
Apple, Inc.
800,000	0.750		05/11/23	809,712
Dell International LLC/EMC Corp.(a)(b)
3,300,000	5.450		06/15/23	3,650,031
1,075,000	5.850		07/15/25	1,286,786
Hewlett Packard Enterprise Co.
1,400,000	2.250	(a)	04/01/23	1,453,788
2,175,000	4.450	(a)	10/02/23	2,395,001
325,000	4.650	(a)	10/01/24	369,388
(3M USD LIBOR + 0.680%)
3,000,000	0.900	(c)	03/12/21	3,002,700

				12,967,406

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	747,577
1,500,000	4.125		07/03/23	1,604,040
AIG Global Funding(b)
675,000	3.350		06/25/21	684,808
1,450,000	2.300		07/01/22	1,491,325
525,000	0.800		07/07/23	529,788

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$1,525,000	0.450%		12/08/23	$ 1,524,847
(3M USD LIBOR + 0.460%)
525,000	0.711	(c)	06/25/21	525,992
Air Lease Corp.
1,425,000	3.500		01/15/22	1,464,900
500,000	2.250		01/15/23	513,420
1,150,000	2.750	(a)	01/15/23	1,187,801
1,674,000	4.250	(a)	02/01/24	1,815,235
825,000	2.300	(a)	02/01/25	853,875
Ally Financial, Inc.(a)
1,500,000	1.450		10/02/23	1,530,960
American Express Co.(a)
1,350,000	3.375		05/17/21	1,361,839
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,585,154
675,000	2.875		02/15/25	687,089
Capital One Financial Corp.(a)
1,600,000	3.450		04/30/21	1,643,632
725,000	2.600		05/11/23	759,815
(3M USD LIBOR + 0.720%)
1,300,000	0.934	(c)	01/30/23	1,305,681
GE Capital Funding LLC(a)(b)
1,375,000	3.450		05/15/25	1,517,849
Intercontinental Exchange, Inc.
500,000	0.700		06/15/23	503,885
(3M USD LIBOR + 0.650%)
2,225,000	0.867	(a)(c)	06/15/23	2,231,697
Jefferies Group LLC
1,200,000	5.125		01/20/23	1,311,720
Nasdaq, Inc.(a)
1,450,000	0.445		12/21/22	1,451,276
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,134,900
USAA Capital Corp.(b)
150,000	1.500		05/01/23	153,828

				30,122,933

Electrical – 3.2%
Avangrid, Inc.(a)
650,000	3.200		04/15/25	712,160

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Berkshire Hathaway Energy Co.(a)(b)
$650,000	4.050%		04/15/25	$ 737,698
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,912,456
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,736,342
1,200,000	2.450	(b)	01/15/23	1,248,204
DTE Energy Co.
475,000	2.600		06/15/22	489,806
1,125,000	0.550		11/01/22	1,129,477
575,000	1.050	(a)	06/01/25	582,119
Entergy Louisiana LLC(a)
925,000	0.620		11/17/23	927,655
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	398,996
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	409,095
Georgia Power Co.
1,000,000	2.100		07/30/23	1,044,950
ITC Holdings Corp.(a)
585,000	2.700		11/15/22	608,570
NextEra Energy Capital Holdings, Inc.
1,200,000	2.900		04/01/22	1,238,112
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,339,660
Pacific Gas and Electric Co.(a)
1,250,000	1.750		06/16/22	1,253,137
PPL Electric Utilities Corp.(a)(c) (3M USD LIBOR + 0.250%)
275,000	0.501		09/28/23	275,160
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	727,184
675,000	0.800		08/15/25	675,756
Southern Power Co.(a)
1,150,000	2.500		12/15/21	1,171,217
The Southern Co.(a)
1,400,000	2.950		07/01/23	1,483,258
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	945,000
WEC Energy Group, Inc.
725,000	0.550		09/15/23	728,349

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Xcel Energy, Inc.(a)
$1,948,000	0.500%	10/15/23	$ 1,954,370

			24,728,731

Environmental(a) – 0.1%
Waste Management, Inc.
625,000	0.750	11/15/25	626,688

Food & Drug Retailing – 0.5%
General Mills, Inc.(c) (3M USD LIBOR + 0.540%)
1,350,000	0.770	04/16/21	1,351,674
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125	09/19/22	797,878
Mondelez International, Inc.(a)
525,000	1.500	05/04/25	543,081
Nestle Holdings, Inc.(a)(b)
1,200,000	3.100	09/24/21	1,221,828

			3,914,461

Forest Products&Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625	05/15/24	1,128,094

Gas(a) – 0.2%
NiSource, Inc.
1,025,000	0.950	08/15/25	1,031,058
The East Ohio Gas Co.(b)
250,000	1.300	06/15/25	255,102

			1,286,160

Healthcare Providers & Services – 0.3%
Aetna, Inc.(a)
975,000	2.800	06/15/23	1,026,597
DH Europe Finance II S.a.r.l.
1,000,000	2.050	11/15/22	1,031,680

			2,058,277

Insurance(b) – 2.3%
Athene Global Funding
1,090,000	2.800	05/26/23	1,138,897
875,000	1.200	10/13/23	880,477
375,000	2.500	01/14/25	392,993
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	718,305

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – (continued)
Great-West Lifeco US Finance 2020 LP(a)
$425,000	0.904%		08/12/25	$ 426,879
Metropolitan Life Global Funding I
1,625,000	3.375		01/11/22	1,676,464
575,000	1.950		01/13/23	593,124
600,000	0.900		06/08/23	607,128
New York Life Global Funding
1,200,000	1.100		05/05/23	1,220,868
Pacific Life Global Funding II
2,450,000	0.500		09/23/23	2,454,361
Principal Life Global Funding II
2,150,000	0.500		01/08/24	2,151,784
Protective Life Global Funding
675,000	1.082		06/09/23	686,293
525,000	0.631		10/13/23	527,772
(3M USD LIBOR + 0.520%)
2,000,000	0.771	(c)	06/28/21	2,004,260
Reliance Standard Life Global Funding II
1,600,000	2.625		07/22/22	1,647,472
275,000	2.150		01/21/23	282,271

				17,409,348

Internet – 0.6%
Amazon.com, Inc.
1,300,000	0.400		06/03/23	1,304,602
TD Ameritrade Holding Corp.(a)(c) (3M USD LIBOR + 0.430%)
2,950,000	0.644		11/01/21	2,959,352

				4,263,954

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,240,000	2.400		06/15/25	1,319,670

Machinery-Diversified – 0.3%
John Deere Capital Corp.
300,000	3.200		01/10/22	308,973
400,000	1.200		04/06/23	408,004
Otis Worldwide Corp.(a)(c) (3M USD LIBOR + 0.450%)
1,525,000	0.688		04/05/23	1,524,832

				2,241,809

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
$4,525,000	4.464%	07/23/22	$ 4,768,083
2,700,000	4.500	02/01/24	2,997,459
Fox Corp.
2,475,000	3.666	01/25/22	2,561,699
Sky Ltd.(b)
1,550,000	3.125	11/26/22	1,628,539
The Walt Disney Co.
825,000	3.350	03/24/25	914,496
Time Warner Cable LLC(a)
1,024,000	4.000	09/01/21	1,038,244
Time Warner Entertainment Co. LP
2,200,000	8.375	03/15/23	2,573,714

			16,482,234

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000	10/27/22	1,221,048
675,000	1.625	09/01/25	693,306

			1,914,354

Miscellaneous Manufacturing – 0.2%
Trane Technologies Global Holding Co. Ltd.
1,300,000	2.900	02/21/21	1,304,147

Oil Field Services – 1.3%
BP Capital Markets America, Inc.
1,025,000	2.937	04/06/23	1,082,584
BP Capital Markets PLC
2,550,000	3.561	11/01/21	2,614,515
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	865,953
Chevron Corp.
950,000	1.141	05/11/23	969,276
Exxon Mobil Corp.(a)
900,000	2.992	03/19/25	985,221
Ovintiv Exploration, Inc.
1,250,000	5.750	01/30/22	1,297,275
Phillips 66(a)
950,000	0.900	02/15/24	952,641

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Suncor Energy, Inc.
$1,175,000	2.800%		05/15/23	$ 1,236,511

				10,003,976

Packaging(a)(b) – 0.1%
Berry Global, Inc.
550,000	1.570		01/15/26	554,906

Pharmaceuticals – 3.3%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,257,071
2,350,000	2.150		11/19/21	2,386,848
1,975,000	2.300		11/21/22	2,047,107
3,000,000	2.600	(a)	11/21/24	3,214,710
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	0.881		06/25/21	2,227,247
Becton Dickinson & Co.(a)
1,215,000	2.894		06/06/22	1,254,050
Bristol-Myers Squibb Co.
1,175,000	2.550		05/14/21	1,184,729
1,325,000	2.600		05/16/22	1,366,963
1,450,000	0.537	(a)	11/13/23	1,452,291
Cigna Corp.
2,900,000	3.400		09/17/21	2,962,205
2,500,000	3.750	(a)	07/15/23	2,699,850
CVS Health Corp.(a)
2,200,000	2.125		06/01/21	2,212,584
310,000	3.700		03/09/23	331,526
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	879,393

				25,476,574

Pipelines(a) – 2.0%
Energy Transfer Operating LP
1,150,000	5.200		02/01/22	1,191,917
Enterprise Products Operating LLC
649,000	3.350		03/15/23	686,207
Kinder Morgan Energy Partners LP
2,275,000	3.950		09/01/22	2,388,773

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Kinder Morgan, Inc.(b)
$700,000	5.625%		11/15/23	$ 788,949
MPLX LP
1,125,000	3.375		03/15/23	1,191,173
974,000	4.500		07/15/23	1,061,222
(3M USD LIBOR + 1.100%)
1,050,000	1.330	(c)	09/09/22	1,050,252
Plains All American Pipeline LP/PAA Finance Corp.
1,250,000	3.650		06/01/22	1,287,862
Sabine Pass Liquefaction LLC
2,300,000	6.250		03/15/22	2,420,405
Sunoco Logistics Partners Operations LP
1,222,000	4.400		04/01/21	1,229,222
The Williams Cos., Inc.
950,000	3.600		03/15/22	980,647
1,100,000	3.700		01/15/23	1,165,296

				15,441,925

Real Estate Investment Trust – 0.7%
American Tower Corp.
1,125,000	3.500		01/31/23	1,193,906
750,000	0.600		01/15/24	750,420
Crown Castle International Corp.
2,425,000	5.250		01/15/23	2,652,104
700,000	1.350	(a)	07/15/25	714,665

				5,311,095

Retailing – 0.1%
Starbucks Corp.
300,000	1.300		05/07/22	304,089
The Home Depot, Inc.
550,000	3.250		03/01/22	569,052

				873,141

Savings & Loans(b) – 0.5%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,367,943
(3M USD LIBOR + 1.064%)
1,001,000	3.766	(a)(c)	03/08/24	1,065,325
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,220,437

				3,653,705

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
$1,550,000	3.000%		01/15/22	$ 1,586,471
2,100,000	3.625		01/15/24	2,271,633
Broadcom, Inc.
1,350,000	3.125		04/15/21	1,358,694
3,125,000	3.125		10/15/22	3,272,344
2,075,000	3.625	(a)	10/15/24	2,278,371
1,125,000	4.700	(a)	04/15/25	1,289,835
NXP B.V./NXP Funding LLC(b)
3,200,000	4.625		06/01/23	3,500,736
275,000	2.700	(a)	05/01/25	295,617

				15,853,701

Software – 1.1%
Adobe, Inc.
450,000	1.700		02/01/23	463,356
Fiserv, Inc.(a)
825,000	3.800		10/01/23	899,110
2,800,000	2.750		07/01/24	3,007,088
Infor, Inc.(a)(b)
1,225,000	1.450		07/15/23	1,246,033
Intuit, Inc.
450,000	0.650		07/15/23	453,690
500,000	0.950	(a)	07/15/25	506,285
Oracle Corp.(a)
1,400,000	2.500		04/01/25	1,504,006

				8,079,568

Telecommunication Services – 2.8%
AT&T, Inc.
1,075,000	3.000	(a)	06/30/22	1,112,120
300,000	4.050		12/15/23	331,887
275,000	4.450	(a)	04/01/24	306,944
3,100,000	3.950	(a)	01/15/25	3,486,942
2,375,000	3.400	(a)	05/15/25	2,638,625
T-Mobile USA, Inc.(a)(b)
6,825,000	3.500		04/15/25	7,543,024

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc.
$4,375,000	2.946%	03/15/22	$ 4,511,237
1,450,000	0.850 (a)	11/20/25	1,461,586

			21,392,365

Transportation(a) – 0.3%
Ryder System, Inc.
875,000	2.875	06/01/22	904,050
United Parcel Service, Inc.
1,000,000	3.900	04/01/25	1,130,090

			2,034,140

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	1,034,820

TOTAL CORPORATE OBLIGATIONS (Cost $386,395,246)			$394,270,700

Agency Debenture(c) – 1.2%
Federal Farm Credit Banks Funding Corp.(SOFR + 0.380%)
$8,900,000	0.470%	05/08/23	$ 8,957,583
(Cost $8,900,000)

Asset-Backed Securities – 8.8%
Automotive – 3.4%
Ally Master Owner Trust Series 2018-1, Class A2
$5,900,000	2.700%	01/17/23	$ 5,903,624
Ford Credit Auto Owner Trust Series 2016-2, Class A(b)
500,000	2.030	12/15/27	504,283
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
1,000,000	3.520	07/15/30	1,090,789
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
4,000,000	2.040	08/15/31	4,213,479
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A
2,800,000	3.170	03/15/25	2,968,173
Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A
1,125,000	2.440	09/15/26	1,200,062
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
1,600,000	1.060	09/15/27	1,620,551
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
3,250,000	3.520	10/15/23	3,331,423
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,614,891

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
$1,500,000	0.690%	10/15/25	$ 1,510,246
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c)(1M USD LIBOR + 0.640%)
1,750,000	0.799	02/15/23	1,750,843

			25,708,364

Credit Card – 2.7%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,114,170
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,118,537
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
6,300,000	0.639	01/15/23	6,300,319
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/16/24	2,977,113
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,730,826
Trillium Credit Card Trust II Series 2019-2A, Class A(b)
3,450,000	3.038	01/26/24	3,455,464

			20,696,429

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.500%)
47,408	1.648	09/25/34	42,923

Student Loan(c) – 2.5%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
953,943	0.648	02/25/36	945,045
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
1,498,487	1.348	12/27/66	1,504,975
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
968,348	0.848	02/25/39	961,099
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,056,146	1.115	07/25/45	1,049,431
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,387,888	1.198	12/27/66	2,408,805

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
$1,215,262	0.648%		09/27/66	$ 1,212,230
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
3,062,258	0.848		02/25/45	3,021,188
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
626,913	0.848		12/26/31	628,897
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
4,408,848	0.738		08/25/40	4,392,838
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
1,707,877	1.368		10/25/27	1,713,704
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
895,204	0.305		01/26/26	894,726
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
110,494	1.075		10/01/24	110,561

				18,843,499

Student Loan(b)(c) – 0.2%
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
1,146,247	1.257		05/25/34	1,148,460

TOTAL ASSET-BACKED SECURITIES (Cost $66,040,914)				$ 66,439,675

U.S. Treasury Obligations – 2.5%
United States Treasury Inflation Indexed Note
$5,774,679	0.125%		07/15/22	$ 5,954,997
United States Treasury Notes
155,000	1.375	(e)	04/30/21	155,624
210,000	2.875		10/15/21	214,503
12,060,000	2.875	(e)	10/31/23	12,983,343

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,656,398)				$ 19,308,467

Shares	Description			Value

Exchange Traded Fund – 4.0%
961,084	SPDR Portfolio Short Term Corporate Bond ETF			$ 30,178,038
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Companies(f) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,286,914	0.026%		$ 7,286,914
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,096	0.016		9,103

TOTAL INVESTMENT COMPANIES (Cost $7,296,003)			$ 7,296,017

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $517,469,001)			$526,450,480

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 27.8%
Certificates of Deposit – 12.2%
Bank of Montreal/Chicago IL (c) (3M USD LIBOR + 0.050%)
$7,000,000	0.270%	02/04/21	$ 7,000,408
Barclays Bank PLC(c)(3M USD LIBOR + 0.450%)
5,000,000	0.666	08/03/21	5,002,894
Bayerische Landesbank(c) (3M USD LIBOR + 0.470%)
3,000,000	0.686	02/03/22	3,003,894
Bell Canada, Inc.(b)(g)
9,500,000	0.000	01/19/21	9,499,253
Chariot Funding LLC(b)(g)
5,000,000	0.000	01/14/21	4,999,706
Commonwealth Bank of Australia(b)(g)
7,500,000	0.000	02/17/21	7,498,620
Consolidated Edison Co. of New York, Inc.(b)(g)
7,000,000	0.000	02/26/21	6,997,163
Credit Agricole Corporate & Investment Bank(c) (3M USD LIBOR + 0.480%)
3,000,000	0.710	09/10/21	3,007,714
HSBC Bank USA NA
4,600,000	0.330	12/24/21	4,599,225
Intercontinental Exchange, Inc.(b)(g)
4,000,000	0.000	06/24/21	3,990,816
Ionic Capital II Trust(g)
2,584,000	0.000	01/08/21	2,583,891
Suncor Energy, Inc.(b)(g)
3,250,000	0.000	01/19/21	3,249,686
4,000,000	0.000	03/15/21	3,997,788
Svenska Handelsbanken AB(b)(c)
5,000,000	0.269	09/21/21	4,999,287

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Toronto Dominion Bank(b)(g)
$10,000,000	0.000%		03/10/21	$ 9,995,917
Versailles Cds Llc(b)(g)
4,000,000	0.000		03/15/21	3,998,035
Westpac Banking Corp.
5,000,000	0.000	(b)(g)	03/15/21	4,998,160
(3M USD LIBOR + 0.090%)
3,000,000	0.346	(b)(c)	05/28/21	3,000,959

				92,423,416

Commercial Paper – 15.6%
Agilent Technologies, Inc.(b)(g)
3,000,000	0.000		01/13/21	2,999,827
Albion Capital Corp.(b)(g)
6,000,000	0.000		02/22/21	5,998,225
Fidelity National Information Services, Inc.(b)(g)
7,500,000	0.000		01/06/21	7,499,838
Gotham Fdg Corp. (b)(g)
7,000,000	0.000		02/26/21	6,997,373
Ionic Capital II Trust
9,500,000	0.000		02/26/21	9,496,149
Landesbank Baden-Wuerttemberg
1,000,000	0.250		02/08/21	1,000,041
6,000,000	0.000	(g)	02/24/21	5,997,864
Lime Funding(b)(g)
4,992,000	0.000		02/19/21	4,990,336
Lloyds Bank Corporate Markets PLC(c)
6,500,000	0.317		09/15/21	6,498,653
Macquarie Bank Ltd.(b)(g)
6,500,000	0.000		03/02/21	6,497,676
3,500,000	0.000		03/15/21	3,498,388
Matchpoint Finance Plc(b)(g)
7,000,000	0.000		03/08/21	6,996,939
Natixis SA(c)
5,000,000	0.360		12/09/21	5,000,000
Nieuw Amsterdam Receivables Corp.(b)(g)
7,000,000	0.000		02/05/21	6,998,474
Nordea Bank ABP(c)(3M USD LIBOR + 0.320%)
2,270,000	0.545		05/05/21	2,271,871

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Norinchukin Bank NY
$4,000,000	0.240%	03/02/21	$ 4,000,522
3,500,000	0.260	03/26/21	3,500,140
4,000,000	0.300	05/27/21	4,000,341
Simon Property Group LP(b)(g)
10,000,000	0.000%	01/27/21	9,999,055
Societe Generale SA(b)(g)
8,000,000	0.000	12/13/21	7,972,392
Standard Chartered Bank(c)
2,500,000	0.311	06/29/21	2,499,640
Sumitomo Mitsui Banking Corp.(c) (3M USD LIBOR + 0.350%)
4,190,000	0.580	07/16/21	4,196,026

			118,909,770

TOTAL SHORT-TERM INVESTMENTS (Cost $211,304,642)			$211,333,186

TOTAL INVESTMENTS – 97.2% (Cost $728,773,643)			$737,783,666

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			21,157,462

NET ASSETS – 100.0%			$758,941,128

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	54	03/31/21	$11,932,735	$10,936

Short position contracts:
5 Year U.S. Treasury Notes	(614)	03/31/21	(77,464,735)	(154,306)

TOTAL FUTURES CONTRACTS				$(143,370)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 47.8%
Collateralized Mortgage Obligations – 0.8%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$36	9.500%	07/25/22	$ 2

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
10,364	36.852	02/16/32	14,117

Sequential Fixed Rate – 0.7%
FHLMC REMIC Series 2329, Class ZA
257,390	6.500	06/15/31	292,986
FHLMC REMIC Series 4246, Class PT
80,885	6.500	02/15/36	95,883
FHLMC REMIC Series 4273, Class PD
437,482	6.500	11/15/43	528,366
FNMA REMIC Series 2011-52, Class GB
411,731	5.000	06/25/41	471,185
FNMA REMIC Series 2011-99, Class DB
405,728	5.000	10/25/41	463,158
FNMA REMIC Series 2012-111, Class B
51,422	7.000	10/25/42	63,256
FNMA REMIC Series 2012-153, Class B
218,916	7.000	07/25/42	275,153

			2,189,987

Sequential Floating Rate(b) – 0.1%
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1(c)
303,624	3.674	07/27/48	309,542
FHLMC REMIC Series 1760, Class ZB (10 Year CMT - 0.600%)
27,700	0.270	05/15/24	27,513
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
94,877	0.992	11/25/29	89,545

			426,600

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 2,630,706

Commercial Mortgage-Backed Securities – 0.6%
Sequential Fixed Rate – 0.6%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,562,442
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	621,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 2,183,752

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 46.4%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$3,086	2.349%	11/01/32	$ 3,244
(1 Year CMT + 2.250%)
242,258	2.513	09/01/33	254,312

			257,556

Adjustable Rate FNMA(b) – 0.3%
(1 Year CMT + 2.196%)
158,110	3.464	02/01/35	166,506
(1 Year CMT + 2.226%)
7,913	3.037	06/01/33	8,326
(12M USD LIBOR + 1.500%)
204,463	2.004	09/01/35	213,872
(12M USD LIBOR + 1.650%)
272,413	2.150	10/01/33	284,656
(12M USD LIBOR + 1.670%)
16,741	2.045	11/01/32	17,462
(6M USD LIBOR + 1.413%)
325,009	1.663	05/01/33	334,905

			1,025,727

Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
11,901	2.875	06/20/23	12,061
5,804	2.250	07/20/23	5,892
5,637	2.250	08/20/23	5,725
12,861	2.250	09/20/23	13,005
4,776	3.000	03/20/24	4,845
44,106	2.875	04/20/24	44,881
6,172	2.875	05/20/24	6,302
51,774	2.875	06/20/24	52,637
30,913	2.250	07/20/24	31,379
42,412	2.250	08/20/24	43,035
13,175	2.250	09/20/24	13,355
17,307	3.125	11/20/24	17,604
20,157	3.125	12/20/24	20,612
11,532	3.000	01/20/25	11,752
7,192	3.000	02/20/25	7,331
27,885	2.875	05/20/25	28,494
23,377	2.250	07/20/25	23,847
10,193	3.000	02/20/26	10,386
515	2.250	07/20/26	525
26,668	3.000	01/20/27	27,274
11,399	3.000	02/20/27	11,639
88,139	2.875	04/20/27	90,142
9,199	2.875	05/20/27	9,409
13,188	2.875	06/20/27	13,492
4,826	3.125	11/20/27	4,925
13,937	3.125	12/20/27	14,225
30,025	3.000	01/20/28	30,707
9,516	3.000	02/20/28	9,730
11,273	3.000	03/20/28	11,532

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$47,098	2.250%	07/20/29	$ 48,159
26,799	2.250	08/20/29	27,392
6,158	2.250	09/20/29	6,301
27,168	3.125	10/20/29	27,809
39,716	3.125	11/20/29	40,656
7,239	3.125	12/20/29	7,407
10,386	3.000	01/20/30	10,654
4,415	3.000	02/20/30	4,530
28,488	3.000	03/20/30	29,231
30,676	2.875	04/20/30	31,520
84,617	2.875	05/20/30	87,281
8,992	2.875	06/20/30	9,237
68,109	2.250	07/20/30	70,393
14,056	2.250	09/20/30	14,531
23,536	3.125	10/20/30	24,123
43,168	3.000	03/20/32	44,404

			1,060,371

FHLMC – 1.0%
1,096	6.500	07/01/21	1,106
312	6.500	08/01/22	320
6,091	9.000	10/01/22	6,106
25,053	4.500	10/01/23	27,078
16,424	6.500	07/01/28	17,434
202,986	4.500	03/01/29	222,269
3,468	8.000	07/01/30	3,804
10,204	5.000	08/01/33	11,650
1,817	5.000	09/01/33	2,074
4,046	5.000	10/01/33	4,620
2,522	5.000	11/01/34	2,886
141,812	5.000	12/01/34	162,288
6,871	5.000	07/01/35	7,863
530	5.000	11/01/35	605
14,268	5.000	12/01/35	16,407
19,785	5.000	02/01/37	22,606
1,709	5.000	03/01/38	1,952
77,619	5.000	07/01/39	89,534
11,289	4.000	06/01/40	12,450
4,646	5.000	08/01/40	5,357
1,348	4.500	11/01/40	1,507
90,703	4.000	02/01/41	100,065
1,246	5.000	04/01/41	1,436
3,951	5.000	06/01/41	4,550
181,688	5.000	07/01/41	206,276
5,932	4.000	11/01/41	6,578
9,207	3.000	05/01/42	9,826
11,910	3.000	08/01/42	12,710
12,976	3.000	01/01/43	13,863
51,897	3.000	02/01/43	55,690
1,012,076	4.000	03/01/48	1,087,427
1,069,485	4.000	04/01/48	1,140,699

			3,259,036

FNMA – 0.1%
3,165	6.500	11/01/28	3,501
30,783	7.000	07/01/31	36,546
328,118	5.500	07/01/33	382,830

			422,877

GNMA – 27.9%
26,466	7.000	12/15/27	29,173
8,094	6.500	08/15/28	8,838

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$54,686	6.000%	01/15/29	$ 60,964
73,451	7.000	10/15/29	81,599
29,831	5.500	11/15/32	33,394
493,027	5.500	12/15/32	560,345
19,094	5.500	01/15/33	20,835
34,368	5.500	02/15/33	38,911
36,595	5.500	03/15/33	41,387
43,123	5.500	07/15/33	48,949
16,436	5.500	08/15/33	18,388
9,536	5.500	09/15/33	10,642
21,248	5.500	04/15/34	23,677
8,689	5.500	05/15/34	9,416
221,972	5.500	06/15/34	252,568
164,632	5.500	09/15/34	187,474
174,641	5.500	12/15/34	198,655
115,522	5.500	01/15/35	131,913
61,299	5.000	03/15/38	68,147
5,061	4.000	02/20/41	5,598
7,901	4.000	11/20/41	8,730
1,314	4.000	01/20/42	1,452
4,209	4.000	04/20/42	4,651
2,576	4.000	10/20/42	2,839
309,181	4.000	08/20/43	340,271
4,242	4.000	03/20/44	4,669
5,134	4.000	05/20/44	5,640
357,125	4.000	11/20/44	392,366
1,607,676	4.000	06/20/45	1,763,309
393,752	4.000	01/20/46	431,131
1,601,144	3.500	04/20/47	1,720,924
377,648	4.500	02/20/48	410,809
1,607,510	4.500	05/20/48	1,739,624
879,570	4.500	08/20/48	950,484
221,844	5.000	08/20/48	243,200
6,225,584	4.500	09/20/48	6,727,509
1,924,935	5.000	10/20/48	2,109,642
1,137,313	5.000	11/20/48	1,244,666
1,745,549	5.000	12/20/48	1,910,316
1,689,231	4.500	01/20/49	1,823,179
2,526,390	5.000	01/20/49	2,762,296
2,673,483	4.000	02/20/49	2,862,323
1,024,573	4.000	03/20/49	1,096,623
264,836	4.500	03/20/49	285,754
1,486,429	5.000	03/20/49	1,623,601
1,023,011	4.000	05/20/49	1,093,992
3,133,039	4.500	10/20/49	3,374,153
717,347	4.500	12/20/49	769,041
35,000,000	2.000	TBA-30yr(d)	36,599,356
7,000,000	2.500	TBA-30yr(d)	7,406,738
9,000,000	3.000	TBA-30yr(d)	9,410,351
3,000,000	3.500	TBA-30yr(d)	3,179,112

			94,129,624

UMBS – 8.6%
36,073	5.500	02/01/23	36,887
54,275	5.000	06/01/23	60,021
456,743	5.000	08/01/23	503,613
75,290	5.500	08/01/23	78,434
1,029	4.500	07/01/36	1,150
1,526	4.500	04/01/39	1,708

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$6,912	4.500%	05/01/39	$ 7,742
3,032	4.000	08/01/39	3,343
14,068	4.500	08/01/39	15,788
255,584	4.500	12/01/39	286,771
12,959	4.500	01/01/41	14,484
99,611	4.500	05/01/41	111,342
72,709	4.500	08/01/41	81,267
96,436	4.500	08/01/42	109,233
13,303	3.000	11/01/42	14,574
144,834	3.000	12/01/42	158,677
362,267	3.000	01/01/43	397,026
65,493	3.000	02/01/43	71,835
436,213	3.000	03/01/43	478,449
720,339	3.000	04/01/43	790,086
473,944	3.000	05/01/43	519,836
90,178	3.000	06/01/43	98,909
719,580	3.000	07/01/43	789,928
1,338,316	4.500	10/01/44	1,493,662
843,731	4.500	04/01/45	963,336
96,676	4.500	05/01/45	110,441
465,185	4.500	06/01/45	519,181
430,869	4.000	11/01/45	469,568
128,923	4.000	03/01/46	140,286
11,021	4.500	05/01/46	12,067
81,761	4.000	06/01/46	88,843
22,368	4.000	08/01/46	24,306
128,818	4.500	08/01/46	140,920
141,697	4.000	10/01/46	153,972
51,796	4.500	06/01/47	58,588
1,396,907	4.500	11/01/47	1,542,108
398,509	4.000	12/01/47	438,308
398,461	4.000	01/01/48	437,882
1,362,233	4.000	02/01/48	1,493,744
1,054,961	4.000	03/01/48	1,153,068
1,220,410	4.000	06/01/48	1,339,623
404,388	4.000	08/01/48	441,488
1,852,793	5.000	11/01/48	2,112,057
944,931	4.500	03/01/49	1,023,072
2,000,000	3.000	09/01/49	2,158,652
3,543,791	5.000	10/01/49	3,925,683
981,679	3.000	07/01/50	1,036,973
994,317	3.000	08/01/50	1,050,443
2,000,000	3.000	12/01/50	2,156,152

			29,115,526

UMBS, 30 Year, Single Family(d) – 8.1%
6,000,000	3.500	TBA-30yr	6,343,127
5,000,000	2.000	TBA-30yr	5,197,633
2,000,000	4.000	TBA-30yr	2,135,781
4,000,000	4.500	TBA-30yr	4,335,000
9,000,000	3.000	TBA-30yr	9,429,250

			27,440,791

TOTAL FEDERAL AGENCIES			$156,711,508

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $158,346,466)			$161,525,966

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – 25.0%
FFCB
	$2,180,000	3.430%	12/06/28	$ 2,567,495
	720,000	5.270	05/01/29	945,029
FHLB
	3,700,000	2.125	06/09/23	3,875,602
	2,100,000	3.375	09/08/23	2,276,694
	300,000	3.375	12/08/23	327,681
	15,150,000	0.500	04/14/25	15,246,657
FHLMC
	16,670,000	0.375	04/20/23	16,752,183
FNMA
	1,400,000	1.875	09/24/26	1,513,288
	2,600,000	6.250	05/15/29	3,704,012
	2,000,000	0.875	08/05/30	1,961,960
	4,000,000	6.625	11/15/30	6,053,040
Israel Government AID Bond(e)
	500,000	5.500	12/04/23	575,465
	700,000	5.500	04/26/24	819,280
New Valley Generation V
	727,495	4.929	01/15/21	728,499
Tennessee Valley Authority
	6,500,000	3.875	02/15/21	6,527,755
	20,150,000	0.750	05/15/25	20,437,742

TOTAL AGENCY DEBENTURES (Cost $81,553,012)				$ 84,312,382

Asset-Backed Securities – 3.4%
Automotive – 1.4%
Ally Master Owner Trust Series 2018-1, Class A2
	$4,100,000	2.700%	01/17/23	$ 4,102,518
Chesapeake Funding II LLC Series 2017-2A, Class A1(c)
	63,223	1.990	05/15/29	63,223
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
	400,000	2.030	12/15/27	403,427

				4,569,168

Collateralized Loan Obligation(b)(c) – 0.3%
Towd Point Mortgage Trust Series 2017-4, Class A2
	1,030,153	3.000	06/25/57	1,119,523

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – 1.7%
ECMC Group Student Loan Trust Series 2018-2A, Class A(c) (1M USD LIBOR + 0.800%)
$1,168,694	0.948%	09/25/68	$ 1,159,227
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
1,011,394	1.257	05/25/34	1,013,347
Navient Student Loan Trust Series 2017-4A, Class A2(c) (1M USD LIBOR + 0.500%)
616,700	0.648	09/27/66	615,161
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
959,886	1.298	09/25/65	969,568
Scholar Funding Trust Series 2013-A, Class A(c) (1M USD LIBOR + 0.650%)
1,385,436	0.798	01/30/45	1,364,824
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
667,566	1.915	07/25/23	671,863

			5,793,990

TOTAL ASSET-BACKED SECURITIES (Cost $11,441,796)			$ 11,482,681

Municipal Debt Obligations – 1.1%
Alaska(b) – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.000%)
$1,303,420	0.648%	08/25/31	$ 1,287,600

New Jersey – 0.7%
New Jersey Economic Development Authority Series A
2,000,000	7.425	02/15/29	2,577,820

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,299,488)			$ 3,865,420

U.S. Treasury Obligations – 23.9%
United States Treasury Bond
$5,080,000	2.750%	11/15/47	$ 6,373,019
United States Treasury Bonds
900,000	3.125	11/15/41	1,175,906
3,500,000	3.750	11/15/43	5,033,984
3,830,000	3.625 (f)	02/15/44	5,418,253
9,390,000	3.375	05/15/44	12,832,022

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$3,320,000	3.125%	08/15/44	$ 4,375,138
6,400,000	2.875	11/15/46	8,173,000
980,000	3.375	11/15/48	1,375,675
630,000	2.000	02/15/50	683,944
3,500,000	1.625	11/15/50	3,481,953
United States Treasury Inflation Indexed Notes
3,317,610	0.125	07/15/22	3,421,204
United States Treasury Notes
7,140,000	0.250	12/31/25	7,144,462
3,090,000	1.625	09/30/26	3,293,264
7,040,000	0.625	12/31/27	7,029,000
150,000	0.625	05/15/30	$146,602
United States Treasury Strip Coupon(g)
6,400,000	0.000	11/15/35	5,213,847
1,300,000	0.000	05/15/36	1,048,260
6,000,000	0.000	11/15/37	4,684,664

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,238,953)			$ 80,904,197

Shares	Dividend Rate		Value

Investment Company(h) – 23.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,933,781	0.026%		$ 79,933,781
(Cost $79,933,781)

TOTAL INVESTMENTS – 124.9% (Cost $405,813,496)			$422,024,427

LIABILITIES IN EXCESS OF OTHER ASSETS – (24.9)%			(84,163,423)

NET ASSETS – 100.0%			$337,861,004

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $84,036,348 which represents approximately 24.9% of the Fund’s net assets as of December 31, 2020.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,394,745, which represents approximately 0.4% of the Fund’s net assets as of December 31, 2020.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/21	$(4,000,000)	$(4,264,062)
GNMA	4.500	TBA-30yr	01/21/21	(1,000,000)	(1,073,125)

TOTAL (Proceeds Receivable: $5,328,438)					$(5,337,187)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	61	03/22/21	$9,537,922	$(26,873)
2 Year U.S. Treasury Notes	57	03/31/21	12,595,664	11,083
10 Year U.S. Treasury Notes	137	03/22/21	18,916,703	16,076

Total				$286

Short position contracts:
Ultra Long U.S. Treasury Bonds	(36)	03/22/21	(7,688,250)	43,866
5 Year U.S. Treasury Notes	(68)	03/31/21	(8,579,156)	(1,785)
20 Year U.S. Treasury Bonds	(194)	03/22/21	(33,598,375)	294,903

Total				$336,984

TOTAL FUTURES CONTRACTS				$337,270

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$18,560		$(6,231)	$6,240	$(12,471)
3MSOFR(a)	3M LIBOR(a)	11/10/24	11,010		(9,534)	10	(9,544)
3M LIBOR(a)	0.500(b)	03/17/26	80	(c)	159	55	104
3M LIBOR(a)	1.245(b)	11/24/30	5,440	(c)	(46,100)	(18,358)	(27,742)
1.543(b)	3M LIBOR(a)	11/25/35	5,930	(c)	59,588	18,643	40,945

TOTAL					$(2,118)	$6,590	$(8,708)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	9,000,000	$9,000,000	$18,304	$108,000	$(89,696)

Puts
6M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	9,690,000	9,690,000	41,769	43,278	(1,509)

Total purchased option contracts				18,690,000	$18,690,000	$60,073	$151,278	$(91,205)

Written option contracts
Calls
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(9,300,000)	(9,300,000)	(2)	(10,230)	10,228
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(9,320,000)	(9,320,000)	(1,405)	(10,718)	9,313
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(9,000,000)	(9,000,000)	(2,981)	(41,085)	38,104
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(9,000,000)	(9,000,000)	(7,647)	(72,000)	64,353

				(36,620,000)	$(36,620,000)	$(12,035)	$(134,033)	$121,998

Puts
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(9,300,000)	(9,300,000)	(788)	(23,483)	22,695
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(9,320,000)	(9,320,000)	(4,218)	(26,096)	21,878
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(9,690,000)	(9,690,000)	(26,542)	(26,299)	(243)
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(9,690,000)	(9,690,000)	(17,236)	(16,980)	(256)

				(38,000,000)	$(38,000,000)	$(48,784)	$(92,858)	$44,074

Total written option contracts				(74,620,000)	$(74,620,000)	$(60,819)	$(226,891)	$166,072

TOTAL				(55,930,000)	$(55,930,000)	$(746)	$(75,613)	$74,867

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 32.1%
Collateralized Mortgage Obligations – 23.8%
Regular Floater(a) – 23.3%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$468,282	0.759%	09/15/37	$ 475,562
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
86,081	0.459	04/15/37	86,347
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
98,685	1.009	06/15/39	100,444
FHLMC REMIC Series 4316, Class FY (1M USD LIBOR + 0.400%)
352,014	0.559	11/15/39	352,173
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
1,854,647	0.449	10/15/40	1,847,065
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
1,868,845	0.559	09/15/45	1,884,004
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
6,001,275	0.409	03/15/39	6,015,306
FHLMC REMIC Series 4936, Class FL (1M USD LIBOR + 0.500%)
2,117,710	0.648	12/25/49	2,128,429
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
169,655	0.559	05/15/36	170,976
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
7,363,391	0.499	09/15/40	7,397,294
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
6,710	0.653	11/17/28	6,729
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
138,042	0.648	08/25/36	139,196
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
27,327	0.498	04/25/37	27,457
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
553,992	0.378	04/25/37	554,792
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
267,214	0.988	04/25/48	274,208
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
8,894,835	1.048	09/25/39	9,072,136
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
409,831	1.298	09/25/39	420,973
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
796,581	0.578	11/25/40	802,952
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
4,485,960	0.938	02/25/40	4,587,997

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
$1,079,043	0.548%	04/25/41	$ 1,084,004
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
310,905	0.598	07/25/41	314,885
FNMA REMIC Series 2012-56, Class FG (1M USD LIBOR + 0.500%)
255,419	0.648	03/25/39	255,511
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
80,523	0.548	09/25/43	81,160
FNMA REMIC Series 2014-19, Class FA (1M USD LIBOR + 0.400%)
218,900	0.548	11/25/39	218,971
FNMA REMIC Series 2014-19, Class FJ (1M USD LIBOR + 0.400%)
277,665	0.548	11/25/39	277,778
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
4,894,269	0.469	06/25/47	4,873,660
FNMA REMIC Series 2018-72, Class FB (1M USD LIBOR + 0.350%)
6,157,935	0.498	10/25/58	6,177,564

			49,627,573

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
364,374	6.500	05/15/41	434,708

Sequential Floating Rate(a) – 0.3%
FHLMC REMIC Series 3588, Class CW
574,649	2.545	10/15/37	583,101
FNMA REMIC Series 1997-20, Class F
23,490	1.566	03/25/27	23,642

			606,743

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,464,515 )			$ 50,669,024

Commercial Mortgage-Backed Securities(a) – 4.3%
Sequential Floating Rate – 4.3%
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A (1M USD LIBOR + 0.380%)
$245,748	0.533%	08/25/23	$ 245,796
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
1,076,159	0.603	06/25/23	1,079,240
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
1,168,231	0.523	04/25/24	1,170,584
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
2,184,455	0.523	05/25/24	2,189,792

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M USD LIBOR + 0.350%)
$1,581,851	0.503%	08/25/25	$ 1,582,445
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
1,640,580	0.653	01/25/26	1,650,146
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
1,343,952	0.643	02/25/26	1,349,847

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,261,914)			$ 9,267,850

Federal Agencies – 4.0%
Adjustable Rate FHLMC – 0.8%
(a)(3 Year CMT + 2.542%)
$214,176	3.588%	08/01/28	$ 216,760
(a)(6M CMT + 2.268%)
31,655	3.143	05/01/29	32,289
(a)(COF + 1.250%)
4,751	4.035	06/01/29	5,010
(a)(COF + 1.250%)
11,209	1.903	04/01/30	11,361
(a)(COF + 1.248%)
8,180	4.358	06/01/30	8,679
(COF + 1.198%)
131	2.448	02/01/31	131
(a)(12M MTA + 2.155%)
4,369	3.731	06/01/31	4,576
(a)(12M USD LIBOR + 1.860%)
409,210	2.735	05/01/34	429,629
(a)(12M USD LIBOR + 1.750%)
364,240	3.472	05/01/35	384,372
(a)(3 Year CMT + 2.109%)
4,957	6.162	05/01/35	5,241
(a)(1 Year CMT + 2.265%)
590,214	2.701	01/01/38	622,066

			1,720,114

Adjustable Rate FNMA(a) – 2.9%
(1 Year CMT + 2.000%)
71	6.750	02/01/22	72
(6M USD LIBOR + 1.750%)
4,650	2.500	02/01/23	4,690
(6M USD LIBOR + 1.883%)
47,171	2.749	01/01/24	47,776
(6M USD LIBOR + 1.925%)
41,547	2.800	03/01/24	42,152
(COF + 1.250%)
4,034	3.409	06/01/27	4,157
(COF + 1.250%)
3,078	4.250	12/01/27	3,254
(COF + 1.250%)
3,083	4.485	01/01/28	3,279

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(COF + 1.250%)
$1,626	2.134%	06/01/29	$ 1,644
(COF + 1.250%)
3,466	2.200	06/01/29	3,553
(1 Year CMT + 2.266%)
317,104	2.731	07/01/33	332,255
(1 Year CMT + 2.360%)
113,253	2.880	11/01/34	119,410
(COF + 1.253%)
1,766	4.032	05/01/36	1,856
(12M USD LIBOR + 2.003%)
521,351	3.428	03/01/37	550,284
(12M MTA + 1.400%)
32,293	2.144	06/01/40	32,936
(12M MTA + 1.200%)
3,570	1.944	02/01/41	3,629
(12M USD LIBOR + 1.550%)
134,621	2.300	09/01/44	140,498
(1M USD LIBOR + 0.300%)
4,773,463	0.448	08/25/48	4,790,091

			6,081,536

Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
339,307	2.875	04/20/33	349,954
82,589	2.875	05/20/33	85,110
226,419	2.250	08/20/34	232,965

			668,029

FHLMC – 0.0%
337	7.000	04/01/21	337
1,287	7.000	08/01/21	1,296
13,019	7.000	05/01/22	13,377
24,760	7.000	06/01/22	25,334
371	4.500	05/01/23	383

			40,727

FNMA – 0.0%
957	4.067	05/20/22	958
22,813	3.778	06/20/24	22,834

			23,792

GNMA – 0.0%
11,232	7.000	04/15/26	12,306

UMBS – 0.0%
1,654	7.000	07/01/21	1,662
4,610	7.000	11/01/21	4,676
3,924	7.000	12/01/21	3,928
7,654	7.000	01/01/22	7,668
1,248	7.000	02/01/22	1,271

			19,205

TOTAL FEDERAL AGENCIES			$ 8,565,709

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $68,310,268)			$ 68,502,583

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 44.4%
Automotive – 0.9%
Chesapeake Funding II LLC Series 2017-3A, Class A2(b) (1M USD LIBOR + 0.340%)
$422,158	0.499%	08/15/29	$ 422,170
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
1,500,000	0.659	09/15/25	1,511,559

			1,933,729

Collateralized Loan Obligations(b) – 19.6%
522 Funding CLO I Ltd. Series 2019-4A, Class A (3M USD LIBOR + 1.350%)
1,600,000	1.568	04/20/30	1,600,102
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	1.272	01/28/31	3,592,310
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
2,983,185	1.509	09/20/29	2,968,117
CBAM CLO Management LLC Series 2017-2A, Class A (3M USD LIBOR + 1.240%)
3,500,000	1.458	10/17/29	3,500,102
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	1.218	01/20/31	2,981,970
Dryden 64 CLO Ltd. Series 18-64A, Class A (3M USD LIBOR + 0.970%)
5,950,000	1.188	04/18/31	5,929,431
Jamestown CLO X Ltd. Series 2017-10A, Class A1 (3M USD LIBOR + 1.250%)
4,750,000	1.468	07/17/29	4,750,085
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,200,000	0.987	04/15/29	5,153,320
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	1.295	04/26/31	2,595,239
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	1.508	01/18/32	6,700,194
Towd Point Mortgage Trust Series 2015-2, Class 1A13
126,459	2.500	11/25/60	126,756
Towd Point Mortgage Trust Series 2016-3, Class A1
114,690	2.250	04/25/56	115,814
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
1,152,050	1.148	04/17/27	1,148,156

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
$475,000	2.777%	07/28/30	$ 478,107

			41,639,703

Credit Card – 17.6%
American Express Credit Account Master Trust Series 2017-2, Class A (1M USD LIBOR + 0.450%)
3,700,000	0.609	09/16/24	3,715,814
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M USD LIBOR + 0.620%)
8,100,000	0.764	04/22/26	8,173,180
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M USD LIBOR + 0.370%)
4,300,000	0.522	08/08/24	4,317,215
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 (1M USD LIBOR + 0.330%)
960,000	0.482	01/20/25	963,810
Discover Card Execution Note Trust Series 2017-A1, Class A1 (1M USD LIBOR + 0.490%)
375,000	0.649	07/15/24	376,690
Evergreen Credit Card Trust Series 2019-1, Class A(b) (1M USD LIBOR + 0.480%)
8,700,000	0.639	01/15/23	8,700,440
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	0.679	07/15/24	11,250,010

			37,497,159

Student Loan – 6.3%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
870,555	1.298	09/25/40	873,238
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,082,883	0.848	02/25/39	1,074,778
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
29,726	0.907	08/25/48	29,376
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,112,534	1.257	05/25/34	1,114,682
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
837,633	1.115	07/25/45	832,307
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
2,878,107	0.905	12/01/31	2,839,252

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
$870,198	1.157%	02/25/42	$ 865,430
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
277,973	1.165	04/25/38	277,973
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,360,334	1.152	05/20/30	1,361,744
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
273,824	0.848	12/26/31	274,691
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
1,066,802	1.055	07/01/31	1,062,952
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
299,190	1.368	10/25/27	300,211
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
443,347	1.082	11/25/42	443,770
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
409,864	0.965	04/25/23	397,709
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
218,243	1.915	07/25/23	219,647
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
84,186	1.075	10/01/24	84,237
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,416,828	0.750	02/25/43	1,406,409

			13,458,406

TOTAL ASSET-BACKED SECURITIES (Cost $94,435,991)			$ 94,528,997

Municipal Debt Obligations(a) – 3.3%
Alaska – 0.5%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.000%)
$1,009,692	0.648%	08/25/31	$ 997,437

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(a) – (continued)
Rhode Island(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.000%)
$287,563	0.855%	10/02/28	$ 285,536

Utah – 2.7%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.000%)
5,832,843	0.898	12/26/31	5,800,289

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,145,701)			$ 7,083,262

U.S. Treasury Obligations – 14.1%
United States Treasury Bills(d)(e)
5,000,000	0.000%	03/25/21	$ 4,999,187
United States Treasury Floating Rate Note(a) (3M Treasury money market yield + 0.055%)
12,500,000	0.150	07/31/22	12,500,154
(3M Treasury money market yield + 0.055%)
12,500,000	0.150	10/31/22	12,498,038

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,998,774)			$ 29,997,379

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $199,890,734)			$200,112,221

Short-term Investment – 4.5%
Repurchase Agreements – 4.5%
Citibank N.A
$9,500,000	0.080%	01/04/21	$ 9,500,000
Maturity Value: $9,500,084
Next Reset Date: 01/04/21
Collateralized by various mortgage obligations, 2.000% to 2.500%, due 12/01/50. The aggregate market value of the collateral, including accrued interest, was $9,785,927
(Cost $9,500,000)

TOTAL INVESTMENTS – 98.4% (Cost $209,390,734)			$209,612,221

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			3,379,139

NET ASSETS – 100.0%			$212,991,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	46	03/31/21	$10,164,922	$9,538
20 Year U.S. Treasury Bonds	2	03/22/21	346,375	(2,913)

Total				$6,625

Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	03/22/21	(213,562)	3,249
Ultra 10 Year U.S. Treasury Notes	(4)	03/22/21	(625,438)	1,837
5 Year U.S. Treasury Notes	(49)	03/31/21	(6,182,039)	(13,895)
10 Year U.S. Treasury Notes	(21)	03/22/21	(2,899,641)	(2,265)

Total				$(11,074)

TOTAL FUTURES CONTRACTS				$(4,449)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000(a)	3M LIBOR(a)	07/25/24	$19,400		$(6,513)	$6,519	$(13,032)
0.000(a)	3M LIBOR(a)	11/10/24	11,520		(9,975)	11	(9,986)
3M LIBOR(a)	1.245(b)	11/24/30	2,630	(c)	(22,287)	(3,378)	(18,909)
1.543(b)	3M LIBOR(a)	11/25/35	2,900	(c)	29,140	1,394	27,746

TOTAL					$(9,635)	$4,546	$(14,181)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 97.7%
United States Treasury Bonds
$560,000	3.375%		11/15/48	$ 786,100
310,000	2.000		02/15/50	336,544
2,450,000	1.625		11/15/50	2,437,367
United States Treasury Inflation Indexed Bonds
14,576,991	2.125	(a)	02/15/40	22,554,522
19,116,148	1.375		02/15/44	27,506,893
18,908,325	0.750		02/15/45	24,372,970
10,559,100	1.000		02/15/48	14,689,307
United States Treasury Inflation Indexed Notes
55,653,946	0.125		04/15/22	56,815,947
13,134,564	0.125		07/15/22	13,544,699
32,601,223	0.125		01/15/23	33,876,613
9,539,348	0.625		04/15/23	10,045,370
15,486,300	0.500		04/15/24	16,599,531
31,360,101	0.125		10/15/24	33,624,668
2,198,700	0.250		01/15/25	2,372,526
18,044,453	0.125		04/15/25	19,406,312
3,890,232	0.625		01/15/26	4,341,759
38,889,182	0.125		07/15/26	42,756,089
6,359,787	0.375		01/15/27	7,096,174
11,602,505	0.375		07/15/27	13,051,745
13,828,622	0.500		01/15/28	15,669,116
18,682,133	0.750		07/15/28	21,733,898
37,536,408	0.875		01/15/29	44,112,956
8,041,805	0.250		07/15/29	9,104,259
22,748,768	0.125		07/15/30	25,521,058
United States Treasury Notes
5,130,000	0.250		12/31/25	5,133,206
5,090,000	0.625		12/31/27	5,082,047
6,950,000	3.125		11/15/28	8,224,891

TOTAL U.S. TREASURY OBLIGATIONS (Cost $440,138,171)				$480,796,567

Shares	Dividend Rate	Value

Investment Company(b) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,279,405	0.026%	$ 3,279,405
(Cost $3,279,405)

TOTAL INVESTMENTS – 98.4% (Cost $443,417,576)		$484,075,972

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		7,722,918

NET ASSETS – 100.0%		$491,798,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	67	03/31/21	$14,805,430	$1,251
5 Year U.S. Treasury Notes	126	03/31/21	15,896,672	40,842
Ultra 10 Year U.S. Treasury Notes	92	03/22/21	14,385,062	(10,586)

Total				$31,507

Short position contracts:
Ultra Long U.S. Treasury Bonds	(4)	03/22/21	(854,250)	(1,898)
10 Year U.S. Treasury Notes	(8)	03/22/21	(1,104,625)	(225)
20 Year U.S. Treasury Bonds	(115)	03/22/21	(19,916,562)	174,389

Total				$172,266

TOTAL FUTURES CONTRACTS				$203,773

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251(a)	12M LIBOR(a)	02/20/24	$13,700		$(303,047)	$74	$(303,121)
3MSof(b)	3M LIBOR(b)	07/25/24	51,300		(17,222)	17,231	(34,453)
3MSof(b)	3M LIBOR(b)	11/10/24	30,450		(26,367)	29	(26,396)
2.104(a)	12M LIBOR(a)	12/14/24	10,000		(114,326)	76	(114,402)
2.007(a)	12M LIBOR(a)	02/07/26	6,300		(25,900)	61	(25,961)
0.500(d)	3M LIBOR(b)	03/17/26	130	(c)	(258)	(112)	(146)
0.500(d)	3M LIBOR(b)	03/17/28	13,080	(c)	169,654	177,947	(8,293)
3M LIBOR(a)	2.103(a)	02/07/29	6,300		37,881	78	37,803
3M LIBOR(b)	1.245(d)	11/24/30	16,430	(c)	(139,231)	(18,468)	(120,763)
1.543(d)	3M LIBOR(b)	11/25/35	18,130	(c)	182,178	5,163	177,015

TOTAL					$(236,638)	$182,079	$(418,717)

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(d)	Payments made semi-annually.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	6,000,000	$6,000,000	$12,203	$72,000	$(59,797)

Puts
3M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	6,620,000	6,620,000	28,536	29,567	(1,031)

Total purchased option contracts				12,620,000	$12,620,000	$40,739	$101,567	$(60,828)

Written option contracts
Calls
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(6,400,000)	(6,400,000)	(1)	(7,040)	7,039
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(6,370,000)	(6,370,000)	(961)	(7,326)	6,365
3M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(6,000,000)	(6,000,000)	(1,987)	(27,390)	25,403
3M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(6,000,000)	(6,000,000)	(5,099)	(48,000)	42,901

				(24,770,000)	$(24,770,000)	$(8,048)	$(89,756)	$81,708

Puts
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(6,400,000)	(6,400,000)	(542)	(16,160)	15,618
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(6,370,000)	(6,370,000)	(2,883)	(17,836)	14,953
3M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(6,620,000)	(6,620,000)	(18,133)	(17,967)	(166)
3M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(6,620,000)	(6,620,000)	(11,775)	(11,600)	(175)

				(26,010,000)	$(26,010,000)	$(33,333)	$(63,563)	$30,230

Total written option contracts				(50,780,000)	$(50,780,000)	$(41,381)	$(153,319)	$111,938

TOTAL				(38,160,000)	$(38,160,000)	$642	$(51,752)	$51,110

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 43.7%
Collateralized Mortgage Obligations – 2.8%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$6	1,172.807%	11/15/21	$ 18

Regular Floater(b) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M USD LIBOR + 0.350%)
235,180	0.498	04/25/37	236,295

Sequential Fixed Rate – 2.8%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
680,695	3.250	04/25/38	673,063
FHLMC REMIC Series 1980, Class Z
191,897	7.000	07/15/27	217,299
FHLMC REMIC Series 2019, Class Z
144,431	6.500	12/15/27	161,870
FHLMC REMIC Series 2755, Class ZA
459,109	5.000	02/15/34	517,451
FHLMC REMIC Series 3530, Class DB
1,089,610	4.000	05/15/24	1,133,861
FHLMC REMIC Series 4246, Class PT
80,885	6.500	02/15/36	95,883
FHLMC REMIC Series 4273, Class PD
716,637	6.500	11/15/43	865,514
FHLMC REMIC Series 4619, Class NA
2,342,912	3.000	03/15/44	2,507,153
FHLMC REMIC Series 4663, Class KA
7,618,234	3.500	11/15/42	7,670,703
FNMA REMIC Series 2012-111, Class B
261,396	7.000	10/25/42	321,553
FNMA REMIC Series 2012-153, Class B
927,510	7.000	07/25/42	1,165,780
FNMA REMIC Series 2015-30, Class EA
4,462,139	3.000	05/25/45	4,737,477
GNMA REMIC Series 2019-35, Class A
8,572,835	4.000	12/20/48	9,402,667

			29,470,274

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 29,706,587

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 3.1%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$14,946,845	3.130%	06/25/21	$ 15,038,736
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,246,572	2.991	09/25/21	18,462,458

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 33,501,194

Federal Agencies – 37.8%
Adjustable Rate FHLMC(b) – 0.2%
(1 Year CMT + 2.250%)
$604,607	3.154%	06/01/35	$ 636,115
(12M USD LIBOR + 1.612%)
1,194,359	2.266	11/01/44	1,249,004
(12M USD LIBOR + 1.763%)
118,030	2.872	06/01/42	123,807
(12M USD LIBOR + 1.840%)
260,875	2.633	11/01/34	274,806
(12M USD LIBOR + 2.000%)
10,383	2.500	11/01/36	10,965
(12M USD LIBOR + 2.330%)
46,123	4.129	05/01/36	48,703
(6M USD LIBOR + 2.055%)
13,666	2.430	10/01/36	14,358

			2,357,758

Adjustable Rate FNMA(b) – 0.5%
(1 Year CMT + 2.081%)
95,698	2.227	10/01/35	100,960
(1 Year CMT + 2.220%)
325,607	2.595	06/01/34	342,191
(1 Year CMT + 2.287%)
287,425	3.816	02/01/34	301,675
(12M MTA + 2.341%)
590,536	3.056	07/01/36	614,070
(12M MTA + 2.591%)
151,069	3.308	06/01/36	157,570
(12M USD LIBOR + 1.225%)
7,373	1.725	01/01/33	7,601
(12M USD LIBOR + 1.325%)
163,569	3.223	04/01/35	170,003
(12M USD LIBOR + 1.396%)
86,860	3.286	05/01/35	90,460
(12M USD LIBOR + 1.460%)
34,624	3.460	02/01/35	36,105
(12M USD LIBOR + 1.506%)
101,389	3.506	02/01/35	105,652
(12M USD LIBOR + 1.628%)
142,597	3.628	03/01/35	149,192
(12M USD LIBOR + 1.660%)
113,022	2.160	10/01/34	118,503

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.664%)
$115,611	2.164%	10/01/34	$ 121,261
(12M USD LIBOR + 1.695%)
136,122	2.570	05/01/34	142,913
(12M USD LIBOR + 1.713%)
331,127	3.713	03/01/36	346,839
(12M USD LIBOR + 1.720%)
321,932	3.554	05/01/34	337,676
(12M USD LIBOR + 1.720%)
109,507	3.720	03/01/35	114,960
(12M USD LIBOR + 1.720%)
55,292	3.595	04/01/35	58,196
(12M USD LIBOR + 1.730%)
458,548	2.915	07/01/37	483,350
(12M USD LIBOR + 1.755%)
27,725	2.380	07/01/32	28,992
(12M USD LIBOR + 1.800%)
352,180	3.078	05/01/33	370,408
(12M USD LIBOR + 1.820%)
3,816	2.320	12/01/46	4,052
(12M USD LIBOR + 1.897%)
346,554	2.772	06/01/36	364,679
(12M USD LIBOR + 1.935%)
26,201	2.310	11/01/36	27,715
(12M USD LIBOR + 1.935%)
85,209	2.395	11/01/36	90,208
(12M USD LIBOR + 1.969%)
609,773	3.719	04/01/36	645,662
(6M USD LIBOR + 2.250%)
43,688	3.125	08/01/33	45,623
(COF + 1.250%)
389,966	4.598	08/01/33	419,925
(COF + 1.841%)
18,495	2.364	08/01/29	18,709

			5,815,150

Adjustable Rate GNMA(b) – 0.2%
(1 Year CMT + 1.500%)
103,037	2.875	05/20/34	106,356
219,001	2.250	07/20/34	225,304
198,243	2.250	08/20/34	203,973
1,326,250	2.250	09/20/34	1,364,159
183,687	3.125	10/20/34	189,047
237,493	3.125	12/20/34	244,237

			2,333,076

FHLMC – 0.5%
12,818	7.000	04/01/22	13,003
371	4.500	05/01/23	383
4,675	7.500	01/01/31	5,526
27,287	4.500	07/01/33	30,836
683,750	4.500	08/01/33	772,701
1,404,152	4.500	09/01/33	1,586,712
134,692	4.500	10/01/33	152,215
3,267	4.500	04/01/34	3,693
3,178	4.500	04/01/35	3,560
1,311	4.500	07/01/35	1,469
6,609	4.500	08/01/35	7,401
28,344	4.500	09/01/35	31,835
7,343	4.500	10/01/35	8,223

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,172	4.500	12/01/35	$ 1,325
934	4.500	05/01/36	1,046
85,585	4.500	01/01/38	95,865
1,418	4.500	04/01/38	1,587
472	4.500	05/01/38	529
5,243	4.500	06/01/38	5,873
136,946	4.500	09/01/38	154,808
2,447	4.500	01/01/39	2,740
76,968	4.500	02/01/39	86,166
36,278	4.500	03/01/39	40,604
7,463	4.500	04/01/39	8,353
203,295	4.500	05/01/39	227,542
612,976	4.500	06/01/39	686,084
15,240	4.500	07/01/39	17,058
30,660	4.500	08/01/39	34,318
42,630	4.500	09/01/39	47,715
7,796	4.500	10/01/39	8,726
14,059	4.500	11/01/39	15,735
29,151	4.500	12/01/39	32,628
24,451	4.500	01/01/40	27,367
6,526	4.500	02/01/40	7,300
19,028	4.500	04/01/40	21,279
28,266	4.500	05/01/40	31,602
35,347	4.500	06/01/40	39,520
29,845	4.500	07/01/40	33,368
27,946	4.500	08/01/40	31,247
16,399	4.500	09/01/40	18,334
6,997	4.500	10/01/40	7,823
9,656	4.500	02/01/41	10,795
22,694	4.500	03/01/41	25,369
57,179	4.500	04/01/41	63,917
54,072	4.500	05/01/41	60,445
111,742	4.500	06/01/41	124,912
7,887	4.500	07/01/41	8,817
254,673	4.500	08/01/41	284,689
292,625	4.500	09/01/41	327,169
16,868	4.500	12/01/41	18,857
227,344	4.500	03/01/42	254,140

			5,483,209

FNMA – 1.4%
14,226,682	4.180	07/01/21	14,296,205
93,680	7.500	10/01/37	111,406

			14,407,611

GNMA – 26.1%
1,188	6.500	01/15/32	1,296
5,921	6.500	02/15/32	6,635
4,483	6.500	08/15/34	5,214
9,543	6.500	05/15/35	11,313
2,683	6.500	06/15/35	3,150
7,403	6.500	07/15/35	8,783
2,862	6.500	08/15/35	3,408
5,934	6.500	09/15/35	7,025
2,284	6.500	10/15/35	2,716
9,360	6.500	11/15/35	11,147
6,196	6.500	12/15/35	7,360
22,577	6.500	01/15/36	26,749
25,102	6.500	02/15/36	29,677
14,562	6.500	03/15/36	17,192
42,021	6.500	04/15/36	49,366
66,104	6.500	05/15/36	78,196
56,464	6.500	06/15/36	67,078

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$183,340	6.500%	07/15/36	$ 216,155
206,323	6.500	08/15/36	241,900
376,653	6.500	09/15/36	446,709
138,915	6.500	10/15/36	163,806
189,412	6.500	11/15/36	224,666
81,085	6.500	12/15/36	95,352
46,845	6.500	01/15/37	55,256
17,061	6.500	02/15/37	20,316
10,040	6.500	03/15/37	11,970
21,359	6.500	04/15/37	25,201
8,460	6.500	05/15/37	9,833
12,039	6.500	08/15/37	14,226
45,071	6.500	09/15/37	52,983
59,450	6.500	10/15/37	70,807
17,463	6.500	11/15/37	20,394
13,916	6.500	05/15/38	16,508
44,828	6.000	11/15/38	53,170
2,802	6.500	01/15/39	3,262
10,843	6.500	02/15/39	12,784
6,181,944	4.500	08/20/47	6,747,965
159,690	4.500	02/20/48	173,713
403,492	4.500	05/20/48	436,653
2,064,534	4.500	09/20/48	2,230,983
15,144,070	5.000	09/20/48	16,601,951
5,846,787	4.500	12/20/48	6,318,172
14,013,838	5.000	12/20/48	15,336,637
1,244,587	4.500	01/20/49	1,343,276
1,918,490	5.000	06/20/49	2,094,335
2,639,289	3.000	09/20/49	2,764,250
252,013	5.000	11/20/49	274,353
3,591,679	5.000	12/20/49	3,910,067
73,000,000	2.000	TBA-30yr(d)	76,336,951
107,000,000	2.500	TBA-30yr(d)	113,206,048
19,000,000	4.000	TBA-30yr(d)	20,254,296
9,000,000	5.000	TBA-30yr(d)	9,817,031

			279,938,284

UMBS – 6.2%
140,634	5.500	09/01/23	145,634
365,603	5.000	10/01/23	403,171
39,187	5.500	10/01/23	40,580
371,867	5.000	08/01/24	410,936
267,340	4.500	11/01/36	298,825
85,206	4.500	02/01/39	95,427
102,260	4.500	04/01/39	114,438
7,245	4.500	08/01/39	8,143
5,633	4.500	05/01/41	6,297
290,837	4.500	08/01/41	325,067
108,149	4.500	10/01/41	120,886
11,817,934	4.500	05/01/48	12,809,987
511,782	5.000	05/01/48	566,934
5,391,861	4.500	07/01/48	5,925,357
5,735,248	4.500	08/01/48	6,302,721
5,603,759	4.500	10/01/48	6,263,292
226,745	5.000	10/01/48	251,034
1,935,471	5.000	02/01/49	2,140,983
14,751	5.000	04/01/49	16,375
344,911	5.000	06/01/49	382,839
664,015	5.000	07/01/49	737,492

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$492,983	5.000%		08/01/49	$ 543,942
20,608,510	5.000		10/01/49	22,829,358
1,338,717	5.000		12/01/49	1,483,983
3,068,810	5.000		01/01/50	3,391,418
214,571	5.000		06/01/50	238,195
383,064	5.000		09/01/50	424,193

				66,277,507

UMBS, 30 Year, Single Family(d) – 2.7%
4,000,000	3.000		TBA-30yr	4,190,778
7,000,000	4.000		TBA-30yr	7,475,234
16,000,000	4.500		TBA-30yr	17,340,000

				29,006,012

TOTAL FEDERAL AGENCIES				$ 405,618,607

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $466,490,435)				$ 468,826,388

Agency Debentures – 18.5%
FHLB
$1,800,000	5.375%		08/15/24	$ 2,126,610
44,850,000	0.500		04/14/25	45,136,143
FHLMC
50,330,000	0.375		04/20/23	50,578,127
17,820,000	0.375		09/23/25	17,789,171
FNMA
5,200,000	6.250		05/15/29	7,408,024
16,080,000	7.125		01/15/30	24,559,306
Tennessee Valley Authority
49,850,000	0.750		05/15/25	50,561,858

TOTAL AGENCY DEBENTURES (Cost $192,126,287)				$ 198,159,239

U.S. Treasury Obligations – 38.5%
United States Treasury Bonds
$7,370,000	3.750%		11/15/43	$ 10,600,133
410,000	3.375		05/15/44	560,291
10,000	3.000	(e)	11/15/45	13,005
200,000	2.875		11/15/46	255,406
110,000	3.000	(e)	02/15/48	144,306
1,400,000	3.375	(e)	11/15/48	1,965,250
780,000	2.000		02/15/50	846,787
5,420,000	1.625		11/15/50	5,392,053

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Notes(e)
$18,886,597	0.125%		07/15/22	$ 19,476,342
United States Treasury Notes
62,560,000	2.500		01/15/22	64,097,119
71,350,000	2.500	(e)	02/15/22	73,242,447
43,730,000	1.875		02/28/22	44,618,266
51,710,000	2.375		03/15/22	53,101,726
28,110,000	0.125		06/30/22	28,113,294
46,570,000	1.750		09/30/22	47,881,600
350,000	2.750		04/30/23	371,137
380,000	2.875		11/30/23	409,895
7,100,000	2.625		12/31/23	7,619,742
620,000	3.000		09/30/25	697,694
11,270,000	0.250		12/31/25	11,277,044
4,500,000	2.625		12/31/25	5,004,492
630,000	1.375		08/31/26	662,534
11,090,000	0.625		12/31/27	11,072,672
United States Treasury Strip Coupon(f)
28,900,000	0.000		11/15/35	23,543,779
2,800,000	0.000		05/15/36	2,257,791

TOTAL U.S. TREASURY OBLIGATIONS (Cost $400,226,899)				$ 413,224,805

Shares	Dividend Rate			Value

Investment Company(g) – 20.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
219,944,125	0.026%			$ 219,944,125
(Cost $219,944,125)

TOTAL INVESTMENTS – 121.2% (Cost $1,278,787,746)				$1,300,154,557

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.2)%				(227,253,389)

NET ASSETS – 100.0%				$1,072,901,168

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $248,620,338 which represents approximately 23.2% of the Fund’s net assets as of December 31, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	5.000%	TBA-30yr	01/14/21	$(8,000,000)	$(8,852,500)

TOTAL (Proceeds Receivable: $8,849,375)					$(8,852,500)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	2,780	03/31/21	$614,314,843	$551,401

Short position contracts:
Ultra Long U.S. Treasury Bonds	(116)	03/22/21	(24,773,250)	199,064
Ultra 10 Year U.S. Treasury Notes	(92)	03/22/21	(14,385,063)	38,125
5 Year U.S. Treasury Notes	(1,507)	03/31/21	(190,129,243)	(380,850)
10 Year U.S. Treasury Notes	(234)	03/22/21	(32,310,281)	(50,581)
20 Year U.S. Treasury Bonds	(358)	03/22/21	(62,001,125)	540,418

Total				$346,176

TOTAL FUTURES CONTRACTS				$897,577

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$15,560		$(5,224)	$5,085	$(10,309)
0.000(a)	3M LIBOR(a)	11/10/24	9,240		(8,001)	9	(8,010)
3M LIBOR(a)	1.245(b)	11/24/30	5,980	(c)	(50,675)	(4,638)	(46,037)
1.543(b)	3M LIBOR(a)	11/25/35	5,560	(c)	55,869	(411)	56,280

TOTAL					$(8,031)	$45	$(8,076)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 69.2%
Advertising(a)(b) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,985,000	6.250%	06/15/25	$ 2,099,138

Aerospace & Defense(a) – 1.3%
Howmet Aerospace, Inc.
1,265,000	6.875	05/01/25	1,486,375
The Boeing Co.
16,025,000	4.875	05/01/25	18,251,834
5,400,000	2.600	10/30/25	5,645,700
TransDigm, Inc.
2,445,000	6.500	07/15/24	2,484,731
1,055,000	6.500	05/15/25	1,085,331

			28,953,971

Agriculture – 0.6%
Altria Group, Inc.(a)
2,350,000	3.800	02/14/24	2,566,106
Archer-Daniels-Midland Co.(a)
1,250,000	2.750	03/27/25	1,359,425
BAT International Finance PLC(a)
8,000,000	1.668	03/25/26	8,199,600
Cargill, Inc.(b)
1,175,000	1.375	07/23/23	1,203,964

			13,329,095

Airlines(a) – 0.1%
Delta Air Lines, Inc.
1,960,000	3.800	04/19/23	2,001,650

Automotive – 2.2%
American Axle & Manufacturing, Inc.(a)
3,490,000	6.250	04/01/25	3,620,875
Clarios Global LP(a)(b)
2,820,000	6.750	05/15/25	3,024,450
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500	05/15/27	130,200
Cooper-Standard Automotive, Inc.(a)(b)
145,000	5.625	11/15/26	133,038
Ford Motor Co.(a)
56,000	9.000	04/22/25	68,796
Ford Motor Credit Co. LLC
1,500,000	3.813	10/12/21	1,518,728

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
$1,580,000	2.979	%(a)	08/03/22	$ 1,606,350
600,000	4.140	(a)	02/15/23	617,337
650,000	3.096		05/04/23	657,305
285,000	4.375		08/06/23	295,744
250,000	4.687	(a)	06/09/25	266,261
General Motors Co.
6,064,000	5.400		10/02/23	6,810,903
General Motors Financial Co., Inc.
5,475,000	3.200	(a)	07/06/21	5,531,885
1,450,000	4.200		11/06/21	1,493,138
6,500,000	3.550		07/08/22	6,790,420
846,000	3.700	(a)	05/09/23	897,657
2,450,000	1.700		08/18/23	2,513,087
1,100,000	3.950	(a)	04/13/24	1,199,308
Navistar International Corp.(a)(b)
850,000	9.500		05/01/25	952,000
The Goodyear Tire & Rubber Co.(a)
1,005,000	9.500		05/31/25	1,131,881
2,140,000	5.125		11/15/23	2,142,675
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,398,772
3,775,000	0.750		11/23/22	3,787,382
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	969,750

				48,557,942

Banks – 21.2%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,605,437
Banco Santander SA
1,800,000	3.848		04/12/23	1,930,734
2,600,000	2.706		06/27/24	2,773,446
1,600,000	2.746		05/28/25	1,710,240
Bank of America Corp.
4,345,000	4.200		08/26/24	4,864,314
9,025,000	4.000		01/22/25	10,141,753

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$18,800,000	3.950%		04/21/25	$ 21,177,260
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,580,470
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,274,828
(SOFR + 0.910%)
15,175,000	0.981	(a)(c)	09/25/25	15,346,933
Banque Federative du Credit Mutuel SA(b)
2,800,000	3.750		07/20/23	3,026,212
5,475,000	0.650		02/27/24	5,485,950
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
2,550,000	1.601		05/16/24	2,585,853
(3M USD LIBOR + 1.400%)
2,625,000	4.610		02/15/23	2,740,027
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	2,025,713
(3M USD LIBOR + 2.452%)
3,600,000	2.852		05/07/26	3,866,508
BNP Paribas SA(b)
1,650,000	3.500		03/01/23	1,754,000
3,775,000	3.800		01/10/24	4,114,184
10,000,000	4.375		09/28/25	11,410,900
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,427,484
BPCE SA(b)
2,425,000	3.000		05/22/22	2,509,560
2,921,000	4.000		09/12/23	3,178,954
850,000	2.375		01/14/25	896,742
(SOFR + 1.520%)
3,675,000	1.652	(a)(c)	10/06/26	3,757,761
Canadian Imperial Bank of Commerce
2,625,000	0.950		06/23/23	2,659,912
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,094,384
CIT Group, Inc.(a)
125,000	4.750		02/16/24	136,563
(SOFR + 3.827%)
2,850,000	3.929	(c)	06/19/24	3,013,875
Citibank NA(a)
1,425,000	3.650		01/23/24	1,557,782
Citigroup, Inc.
975,000	2.700	(a)	10/27/22	1,014,107
5,065,000	3.500		05/15/23	5,427,806
1,525,000	3.875		03/26/25	1,706,933

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$1,375,000	4.400%		06/10/25	$ 1,576,410
1,800,000	4.600		03/09/26	2,110,410
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,892,312
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,134,818
(SOFR + 0.686%)
3,700,000	0.776	(a)(c)	10/30/24	3,725,493
(SOFR + 2.750%)
11,250,000	3.106	(a)(c)	04/08/26	12,309,187
(SOFR + 3.234%)
1,275,000	4.700	(a)(c)	12/31/99	1,310,063
Citizens Bank NA(a)
2,075,000	2.250		04/28/25	2,201,928
Comerica Bank
1,450,000	2.500		07/23/24	1,543,699
Cooperatieve Rabobank UA
11,550,000	3.950		11/09/22	12,268,987
3,150,000	4.625		12/01/23	3,509,415
2,700,000	2.625	(b)	07/22/24	2,885,274
Credit Agricole SA, Class B
5,700,000	4.375		03/17/25	6,412,899
Credit Suisse AG
9,400,000	6.500	(b)	08/08/23	10,590,040
675,000	2.950		04/09/25	740,117
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,274,552
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	10,027,776
Credit Suisse Group Funding Guernsey Ltd.
1,450,000	3.800		09/15/22	1,530,388
Danske Bank A/S(a)(b)
2,625,000	1.226		06/22/24	2,662,800
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
1,525,000	2.222		09/18/24	1,567,929
Discover Bank
2,750,000	4.200		08/08/23	3,009,187
Fifth Third Bancorp(a)
1,550,000	1.625		05/05/23	1,593,679
690,000	2.375		01/28/25	733,960
First Horizon Corp.(a)
2,735,000	3.550		05/26/23	2,901,042
1,500,000	4.000		05/26/25	1,673,910

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
$1,300,000	1.220%		05/18/24	$ 1,308,840
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,877,214
ING Groep NV
1,525,000	4.100		10/02/23	1,675,624
5,000,000	4.625	(b)	01/06/26	5,866,800
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,824,622
JPMorgan Chase & Co.
6,000,000	3.200		01/25/23	6,359,340
(3M USD LIBOR + 0.730%)
7,490,000	3.559	(a)(c)	04/23/24	8,020,741
(3M USD LIBOR + 0.890%)
350,000	3.797	(a)(c)	07/23/24	379,078
(3M USD LIBOR + 1.000%)
2,950,000	4.023	(a)(c)	12/05/24	3,251,283
(3M USD LIBOR + 3.800%)
1,230,000	4.014	(a)(c)	12/29/49	1,229,397
(SOFR + 0.800%)
$9,200,000	1.045	(a)(c)	11/19/26	9,304,236
(SOFR + 1.455%)
4,975,000	1.514	(a)(c)	06/01/24	5,106,887
(SOFR + 1.850%)
6,360,000	2.083	(a)(c)	04/22/26	6,719,722
(SOFR + 3.125%)
3,500,000	4.600	(a)(c)	12/31/99	3,610,180
Lloyds Banking Group PLC
$4,400,000	4.050		08/16/23	4,800,620
1,525,000	4.500		11/04/24	1,706,079
(1 Year CMT + 1.100%)
3,275,000	1.326	(a)(c)	06/15/23	3,311,352
(3M USD LIBOR + 1.249%)
1,375,000	2.858	(a)(c)	03/17/23	1,413,445
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.623		07/18/22	1,448,664
6,950,000	3.407		03/07/24	7,557,152
3,025,000	1.412		07/17/25	3,105,707
Mizuho Financial Group, Inc.(a)(c) (3M USD LIBOR + 0.990%)
4,000,000	1.241		07/10/24	4,067,080
Morgan Stanley, Inc.
4,600,000	4.875		11/01/22	4,958,478
6,250,000	4.100		05/22/23	6,774,375
2,150,000	3.875		04/29/24	2,379,319
5,000,000	5.000		11/24/25	5,969,450
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,567,161

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.466%)
$4,950,000	0.560	%(a)(c)	11/10/23	$ 4,962,325
(SOFR + 0.700%)
4,125,000	0.785	(a)(c)	01/20/23	4,137,994
(SOFR + 0.720%)
4,025,000	0.985	(a)(c)	12/10/26	4,056,596
(SOFR + 0.745%)
2,125,000	0.864	(a)(c)	10/21/25	2,140,768
(SOFR + 1.990%)
16,525,000	2.188	(a)(c)	04/28/26	17,470,726
Natwest Group PLC
3,454,000	6.000		12/19/23	3,940,202
(1 Year CMT + 2.150%)
1,325,000	2.359	(a)(c)	05/22/24	1,378,954
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,756,744
(3M USD LIBOR + 1.762%)
1,175,000	4.269	(a)(c)	03/22/25	1,298,199
NatWest Markets PLC(b)
7,750,000	3.625		09/29/22	8,172,530
2,375,000	2.375		05/21/23	2,471,472
Regions Financial Corp.(a)
2,184,000	3.800		08/14/23	2,372,523
Santander UK PLC
3,675,000	2.100		01/13/23	3,794,915
Standard Chartered PLC(a)(b)(c)
(1 Year CMT + 1.170%)
3,175,000	1.319		10/14/23	3,212,306
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,308,390
(3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,321,474
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,973,260
Sumitomo Mitsui Trust Bank Ltd.(b)
6,925,000	0.800		09/12/23	6,980,608
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	213,563
380,000	5.250	(b)	02/05/25	374,063
530,000	6.500	(b)	01/08/26	542,588
UBS Group AG(b)
1,275,000	2.650		02/01/22	1,307,270
(1 Year CMT + 1.080%)
4,225,000	1.364	(a)(c)	01/30/27	4,273,503
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,054,630
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,529,394

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$6,063,000	4.480%		01/16/24	$ 6,740,904
4,526,000	3.750	(a)	01/24/24	4,940,627
(SOFR + 1.600%)
9,125,000	1.654	(a)(c)	06/02/24	9,379,314
(SOFR + 2.000%)
7,200,000	2.188	(a)(c)	04/30/26	7,576,560
Wells Fargo Bank NA(a)(c) (3M USD LIBOR + 0.650%)
2,000,000	2.082		09/09/22	2,022,900

				475,281,048

Beverages – 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
9,900,000	3.650		02/01/26	11,193,732
Anheuser-Busch InBev Worldwide, Inc.(a)
5,900,000	4.150		01/23/25	6,717,091
Constellation Brands, Inc.
3,025,000	2.650	(a)	11/07/22	3,146,937
800,000	3.200	(a)	02/15/23	845,584
8,181,000	4.250		05/01/23	8,916,881
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,131,282
Keurig Dr Pepper, Inc.(a)
3,900,000	4.057		05/25/23	4,236,141

				37,187,648

Biotechnology – 0.3%
Gilead Sciences, Inc.(a)
950,000	0.750		09/29/23	952,470
(3M USD LIBOR + 0.520%)
2,925,000	0.771	(c)	09/29/23	2,930,762
Royalty Pharma PLC(b)
3,700,000	0.750		09/02/23	3,718,611

				7,601,843

Building Materials(a) – 0.9%
Carrier Global Corp.
2,650,000	1.923		02/15/23	2,730,215
15,325,000	2.242		02/15/25	16,212,164
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,800,282
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	133,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Summit Materials LLC/Summit Materials Finance Corp.(b)
$115,000	6.500%		03/15/27	$ 122,188

				20,997,974

Chemicals – 1.4%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	973,872
DuPont de Nemours, Inc.
2,150,000	2.169		05/01/23	2,178,251
6,800,000	4.205	(a)	11/15/23	7,506,384
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
120,000	7.000		04/15/25	126,300
Nutrition & Biosciences, Inc.(b)
1,075,000	0.697		09/15/22	1,078,279
5,225,000	1.230	(a)	10/01/25	5,286,341
OCI NV(a)(b)
1,290,000	4.625		10/15/25	1,341,600
Sasol Financing International Ltd.
400,000	4.500		11/14/22	408,000
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	478,688
Syngenta Finance NV(b)
3,055,000	3.933		04/23/21	3,077,699
The Chemours Co.(a)
4,150,000	7.000		05/15/25	4,300,437
The Dow Chemical Co.(a)
1,125,000	3.150		05/15/24	1,209,566
The Sherwin-Williams Co.(a)
35,000	2.750		06/01/22	36,057
Tronox Finance PLC(a)(b)
925,000	5.750		10/01/25	959,688
Tronox, Inc.(a)(b)
1,985,000	6.500		05/01/25	2,121,469

				31,082,631

Commercial Services – 1.1%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	4,059,198
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,623,514
2,475,000	3.625		05/01/24	2,699,681

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
PayPal Holdings, Inc.
$2,125,000	1.350%		06/01/23	$ 2,176,956
1,625,000	2.400	(a)	10/01/24	1,736,654
1,875,000	1.650	(a)	06/01/25	1,961,025
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5,000,000	5.250		04/15/24	5,325,000
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,162,750

				24,744,778

Computers(a) – 2.0%
Dell International LLC/EMC Corp.(b)
10,827,000	5.450		06/15/23	11,975,420
4,775,000	4.000		07/15/24	5,265,106
10,665,000	5.850		07/15/25	12,766,112
Hewlett Packard Enterprise Co.
800,000	4.400		10/15/22	849,768
475,000	2.250		04/01/23	493,249
4,998,000	4.450		10/02/23	5,503,548
3,100,000	1.450		04/01/24	3,180,879
700,000	4.650		10/01/24	795,606
(3M USD LIBOR + 0.720%)
3,525,000	0.958	(c)	10/05/21	3,525,564
NetApp, Inc.
1,300,000	1.875		06/22/25	1,359,722

				45,714,974

Distribution & Wholesale(a)(b) – 0.1%
Performance Food Group, Inc.
3,020,000	6.875		05/01/25	3,231,400

Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	252,988
1,500,000	4.125	(a)	07/03/23	1,604,040
640,000	6.500	(a)	07/15/25	765,069
AIG Global Funding(b)
1,125,000	0.800		07/07/23	1,135,260
Air Lease Corp.
1,975,000	3.500		01/15/22	2,030,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$5,000,000	2.625	%(a)	07/01/22	$ 5,123,850
2,375,000	2.250		01/15/23	2,438,745
3,586,000	2.750	(a)	01/15/23	3,703,872
1,500,000	2.300	(a)	02/01/25	1,552,500
1,100,000	3.375	(a)	07/01/25	1,188,286
Ally Financial, Inc.
1,975,000	4.125		02/13/22	2,051,531
1,300,000	4.625		05/19/22	1,371,864
12,175,000	1.450	(a)	10/02/23	12,426,292
American Express Co.(a)
1,525,000	3.700		08/03/23	1,651,727
320,000	2.500		07/30/24	341,968
(3M USD LIBOR + 0.750%)
1,200,000	0.966	(c)	08/03/23	1,214,568
(3M USD LIBOR + 3.285%)
646,000	3.502	(c)	12/29/49	635,503
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,048,247
3,925,000	5.500		01/15/23	4,174,120
1,075,000	3.950		07/01/24	1,135,415
2,075,000	2.875		02/15/25	2,112,163
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
3,775,000	2.014		01/27/23	3,834,456
Capital One Financial Corp.
1,700,000	2.600	(a)	05/11/23	1,781,634
600,000	3.500		06/15/23	643,320
850,000	3.900	(a)	01/29/24	930,793
620,000	3.300	(a)	10/30/24	681,324
(3M USD LIBOR + 0.720%)
1,475,000	0.934	(a)(c)	01/30/23	1,481,446
GE Capital Funding LLC(a)(b)
3,600,000	3.450		05/15/25	3,974,004
GE Capital International Funding Co.
10,000,000	3.373		11/15/25	11,116,800
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
1,606,187	6.500		09/15/24	1,421,475
Huarong Finance II Co. Ltd.
380,000	3.750		05/29/24	399,950

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$270,000	5.500%		01/16/25	$ 304,550
Intercontinental Exchange, Inc.
1,575,000	0.700		06/15/23	1,587,238
(3M USD LIBOR + 0.650%)
6,975,000	0.867	(a)(c)	06/15/23	6,995,995
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,291,749
Jefferies Group LLC
3,325,000	5.125		01/20/23	3,634,557
LPL Holdings, Inc.(a)(b)
2,125,000	5.750		09/15/25	2,194,062
Nasdaq, Inc.(a)
4,625,000	0.445		12/21/22	4,629,070
Navient Corp.
1,620,000	6.625		07/26/21	1,654,425
915,000	5.500		01/25/23	960,750
OneMain Finance Corp.
1,935,000	5.625		03/15/23	2,080,125
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	943,191
PennyMac Financial Services, Inc.(a)(b)
2,160,000	5.375		10/15/25	2,278,800
Synchrony Financial(a)
5,240,000	2.850		07/25/22	5,414,702
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,101,168

				110,293,892

Electrical – 2.4%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,332,038
Avangrid, Inc.(a)
1,375,000	3.200		04/15/25	1,506,491
Berkshire Hathaway Energy Co.(a)(b)
1,225,000	4.050		04/15/25	1,390,277
Dominion Energy, Inc.
2,125,000	2.715	(e)	08/15/21	2,153,602
5,800,000	2.450	(b)	01/15/23	6,032,986
525,000	3.071	(e)	08/15/24	566,906
DTE Energy Co.
650,000	2.600		06/15/22	670,261

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
$825,000	0.550%		11/01/22	$ 828,284
645,000	2.250		11/01/22	667,414
3,375,000	1.050	(a)	06/01/25	3,416,782
Entergy Corp.(a)
2,800,000	0.900		09/15/25	2,804,200
Entergy Louisiana LLC(a)
3,100,000	0.620		11/17/23	3,108,897
FirstEnergy Corp.(a)
850,000	2.050		03/01/25	847,867
Florida Power & Light Co.(a)(c) (3M USD LIBOR + 0.380%)
1,850,000	0.602		07/28/23	1,850,407
ITC Holdings Corp.(a)
4,050,000	2.700		11/15/22	4,213,174
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150		04/01/24	2,838,124
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,948,540
Pacific Gas and Electric Co.(a)
5,575,000	1.750		06/16/22	5,588,993
PPL Electric Utilities Corp.(a)(c) (3M USD LIBOR + 0.250%)
1,975,000	0.501		09/28/23	1,976,145
Public Service Enterprise Group, Inc.(a)
975,000	2.875		06/15/24	1,050,377
2,075,000	0.800		08/15/25	2,077,324
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550		07/15/24	3,591,000

				53,460,089

Electrical Components & Equipment(a)(b) – 0.1%
Energizer Holdings, Inc.
110,000	7.750		01/15/27	122,238
Wesco Distribution, Inc.
2,845,000	7.125		06/15/25	3,118,831

				3,241,069

Electronics(a) – 0.0%
Roper Technologies, Inc.
975,000	2.350		09/15/24	1,038,151

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – 0.2%
Banijay Entertainment SASU
$930,000	5.375%		03/01/25	$ 962,550
Caesars Entertainment, Inc.
1,895,000	6.250		07/01/25	2,018,175
Caesars Resort Collection LLC/CRC Finco, Inc.
1,975,000	5.750		07/01/25	2,086,094
Lions Gate Capital Holdings LLC
125,000	5.875		11/01/24	126,875

				5,193,694

Environmental(a) – 0.3%
GFL Environmental, Inc.(b)
3,880,000	3.750		08/01/25	3,962,450
Waste Management, Inc.
1,975,000	0.750		11/15/25	1,980,333

				5,942,783

Food(a)(b) – 0.1%
US Foods, Inc.
2,120,000	5.875		06/15/24	2,143,850

Food & Drug Retailing – 0.9%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
3,630,000	3.250		03/15/26	3,684,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
110,000	7.500		03/15/26	122,513
B&G Foods, Inc.(a)
2,050,000	5.250		04/01/25	2,111,500
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,631,850
(3M USD LIBOR + 1.010%)
2,175,000	1.228	(c)	10/17/23	2,207,190
Lamb Weston Holdings, Inc.(a)(b)
1,930,000	4.625		11/01/24	2,012,025
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,405,073
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,392,746
Sysco Corp.(a)
1,000,000	5.650		04/01/25	1,192,530

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
The JM Smucker Co.
$275,000	3.000%		03/15/22	$ 283,294
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	953,216
US Foods, Inc.(a)(b)
1,055,000	6.250		04/15/25	1,127,531

				20,123,918

Forest Products & Paper(b) – 0.2%
Georgia-Pacific LLC
3,775,000	0.625		05/15/24	3,785,381

Gaming – 0.2%
MGM Resorts International
625,000	7.750		03/15/22	665,625
2,040,000	6.750	(a)	05/01/25	2,208,300
1,181,000	5.750	(a)	06/15/25	1,302,053

				4,175,978

Gas(a) – 0.5%
NiSource, Inc.
11,050,000	0.950		08/15/25	11,115,305
The East Ohio Gas Co.(b)
575,000	1.300		06/15/25	586,736

				11,702,041

Healthcare Providers & Services – 0.8%
Acadia Healthcare Co., Inc.(a)
1,950,000	5.625		02/15/23	1,957,312
120,000	6.500		03/01/24	122,850
Aetna, Inc.(a)
2,950,000	2.800		06/15/23	3,106,114
Centene Corp.(a)
1,900,000	4.250		12/15/27	2,022,246
DH Europe Finance II S.a.r.l.(a)
650,000	2.200		11/15/24	689,007
HCA, Inc.
1,089,000	5.875		05/01/23	1,192,455
1,330,000	5.375		02/01/25	1,491,262
Hill-Rom Holdings, Inc.(a)(b)
2,050,000	5.000		02/15/25	2,101,250

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
SSM Health Care Corp.(a)
$2,335,000	3.688%		06/01/23	$ 2,493,490
Stryker Corp.(a)
1,275,000	1.150		06/15/25	1,300,742
Tenet Healthcare Corp.
500,000	6.750		06/15/23	536,250
1,952,000	5.125	(a)	05/01/25	1,981,280

				18,994,258

Home Building & Related(a) – 0.1%
Beacon Roofing Supply, Inc.
1,105,000	4.875		11/01/25	1,132,625

Household Products(a) – 0.2%
Prestige Brands, Inc.(b)
1,900,000	6.375		03/01/24	1,942,750
Spectrum Brands, Inc.
1,900,000	5.750		07/15/25	1,959,375

				3,902,125

Insurance – 1.1%
American International Group, Inc.
275,000	4.875		06/01/22	292,047
1,875,000	4.125		02/15/24	2,074,275
2,000,000	2.500	(a)	06/30/25	2,150,900
Athene Global Funding(b)
1,715,000	2.800		05/26/23	1,791,935
5,600,000	1.200		10/13/23	5,635,056
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,590,533
Great-West Lifeco US Finance 2020 LP(a)(b)
2,000,000	0.904		08/12/25	2,008,840
Principal Life Global Funding II(b)
3,850,000	0.500		01/08/24	3,853,195
Protective Life Global Funding(b)
1,725,000	1.082		06/09/23	1,753,859
1,800,000	0.631		10/13/23	1,809,504
Reliance Standard Life Global Funding II(b)
1,025,000	2.150		01/21/23	1,052,101

				24,012,245

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – 0.6%
Expedia Group, Inc.(a)
$5,450,000	3.600	%(b)	12/15/23	$ 5,815,422
1,675,000	4.500		08/15/24	1,824,611
1,790,000	5.000		02/15/26	1,999,734
Netflix, Inc.
1,100,000	5.875		02/15/25	1,262,250
Uber Technologies, Inc.(a)(b)
2,030,000	7.500		05/15/25	2,189,863

				13,091,880

Iron/Steel(a) – 0.0%
Cleveland-Cliffs, Inc.
130,000	5.875		06/01/27	130,975
Steel Dynamics, Inc.
345,000	2.400		06/15/25	367,166

				498,141

Lodging(a) – 0.1%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,761,903

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	135,000

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,240,560
(3M USD LIBOR + 0.450%)
3,000,000	0.688	(c)	04/05/23	2,999,670

				7,240,230

Media – 3.1%
AMC Networks, Inc.(a)
4,486,000	4.750		08/01/25	4,631,795
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,609,312
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,738,638
2,900,000	4.500		02/01/24	3,219,493
16,800,000	4.908		07/23/25	19,532,016

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
(3M USD LIBOR + 1.650%)
$1,275,000	1.864	%(c)	02/01/24	$ 1,306,888
Comcast Corp.(a)
6,950,000	3.100		04/01/25	7,642,915
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,196,000
1,460,000	5.250		06/01/24	1,578,625
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
125,000	6.625		08/15/27	75,625
DISH DBS Corp.
2,565,000	6.750		06/01/21	2,609,887
410,000	5.875		07/15/22	427,938
915,000	5.875		11/15/24	957,319
Entercom Media Corp.(a)(b)
120,000	7.250		11/01/24	120,300
Fox Corp.(a)
3,150,000	4.030		01/25/24	3,467,173
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	125,100
The E.W. Scripps Co.(a)(b)
2,014,000	5.125		05/15/25	2,054,280
The Walt Disney Co.
1,650,000	3.350		03/24/25	1,828,992
Time Warner Cable LLC(a)
1,448,000	4.000		09/01/21	1,468,142
Time Warner Entertainment Co. LP
9,179,000	8.375		03/15/23	10,738,237

				69,328,675

Mining – 0.2%
Glencore Funding LLC(a)(b)
625,000	3.000		10/27/22	649,494
4,200,000	1.625		09/01/25	4,313,904
Vedanta Resources Finance II PLC(a)(b)
200,000	13.875		01/21/24	210,125
Vedanta Resources Ltd.
200,000	7.125		05/31/23	162,375
240,000	6.125	(a)	08/09/24	170,925

				5,506,823

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.2%
General Electric Co.
$1,000,000	2.700%	10/09/22	$ 1,038,990
Hillenbrand, Inc.(a)
890,000	5.750	06/15/25	963,425
Parker-Hannifin Corp.(a)
625,000	2.700	06/14/24	670,625
Trane Technologies Global Holding Co. Ltd.
1,875,000	2.900	02/21/21	1,880,981

			4,554,021

Office(a)(b) – 0.1%
Xerox Holdings Corp.
2,065,000	5.000	08/15/25	2,188,900

Oil & Gas Services(a) – 0.1%
Cenovus Energy, Inc.
2,185,000	3.000	08/15/22	2,224,352

Oil Field Services – 1.7%
Canadian Natural Resources Ltd.(a)
1,400,000	2.950	01/15/23	1,464,148
1,875,000	2.050	07/15/25	1,968,075
Chevron Corp.(a)
2,225,000	1.554	05/11/25	2,315,513
Continental Resources, Inc.(a)
2,000,000	3.800	06/01/24	2,060,000
Exxon Mobil Corp.(a)
1,850,000	2.992	03/19/25	2,025,176
Gazprom PJSC Via Gaz Capital SA
670,000	5.999	01/23/21	671,675
Marathon Petroleum Corp.(a)
4,338,000	4.500	05/01/23	4,711,719
4,200,000	4.750	12/15/23	4,657,632
Nabors Industries, Inc.
14,000	4.625	09/15/21	12,425
Occidental Petroleum Corp.(a)(c) (3M USD LIBOR + 1.450%)
2,350,000	1.671	08/15/22	2,288,312
Ovintiv Exploration, Inc.
125,000	5.750	01/30/22	129,728
Petrobras Global Finance B.V.
5,130,000	6.250	03/17/24	5,832,169

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos(a)(b)
$580,000	6.875%		10/16/25	$ 634,317
Phillips 66(a)
3,200,000	0.900		02/15/24	3,208,896
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,551,681
Transocean Sentry Ltd.(a)(b)
1,825,255	5.375		05/15/23	1,660,982
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	125,700
WPX Energy, Inc.(a)
120,000	5.250		09/15/24	130,200

				37,448,348

Packaging(a)(b) – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,035,000	6.000		02/15/25	2,108,769
2,000,000	5.250		04/30/25	2,105,000
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,228,544

				7,442,313

Pharmaceuticals – 3.5%
AbbVie, Inc.
3,875,000	3.375		11/14/21	3,976,447
5,975,000	5.000	(a)	12/15/21	6,164,168
5,190,000	2.300		11/21/22	5,379,487
7,800,000	3.850	(a)	06/15/24	8,589,126
23,400,000	2.600	(a)	11/21/24	25,074,738
Bausch Health Americas, Inc.(a)(b)
110,000	9.250		04/01/26	122,513
Bausch Health Cos., Inc.(a)(b)
1,875,000	7.000		03/15/24	1,924,219
735,000	6.125		04/15/25	756,131
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	1.227		12/15/23	4,179,423
Becton Dickinson & Co.(a)
3,731,000	2.894		06/06/22	3,850,914
1,200,000	3.363		06/06/24	1,301,388

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
$5,800,000	3.734%		12/15/24	$ 6,421,934
Bristol-Myers Squibb Co.(a)
1,275,000	2.900		07/26/24	1,383,592
Cigna Corp.(a)
1,080,000	3.750		07/15/23	1,166,335
(3M USD LIBOR + 0.650%)
1,550,000	0.879	(c)	09/17/21	1,550,279
CVS Health Corp.(a)
2,065,000	3.700		03/09/23	2,208,394
365,000	2.625		08/15/24	391,003
Elanco Animal Health, Inc.
1,375,000	4.912		08/27/21	1,402,463
500,000	5.272	(a)	08/28/23	545,564
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
2,175,000	7.875		09/01/25	2,370,750
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
120,000	7.250		08/15/26	126,900
McKesson Corp.(a)
675,000	2.700		12/15/22	700,913

				79,586,681

Pipelines(a) – 2.4%
Enbridge, Inc.
2,725,000	2.900		07/15/22	2,825,879
2,000,000	4.000		10/01/23	2,176,160
Energy Transfer Operating LP
10,075,000	3.600		02/01/23	10,537,543
Energy Transfer Partners LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	162,440
EQM Midstream Partners LP
3,756,000	4.750		07/15/23	3,925,020
Kinder Morgan, Inc.(b)
1,600,000	5.000		02/15/21	1,604,848
MPLX LP
2,050,000	3.500		12/01/22	2,153,361
2,530,000	4.500		07/15/23	2,756,561
8,300,000	1.750		03/01/26	8,583,445
(3M USD LIBOR + 1.100%)
1,600,000	1.330	(c)	09/09/22	1,600,384
NGPL PipeCo LLC(b)
215,000	4.375		08/15/22	224,176

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
$410,000	4.875%	08/15/27	$ 463,792
NuStar Logistics LP
2,130,000	5.750	10/01/25	2,268,450
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850	01/31/23	4,262,899
Sabine Pass Liquefaction LLC
4,275,000	6.250	03/15/22	4,498,796
225,000	5.625	04/15/23	246,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,950,000	5.125	02/01/25	1,993,875
The Williams Cos., Inc.
2,025,000	3.600	03/15/22	2,090,327
Western Midstream Operating LP
1,300,000	5.375	06/01/21	1,306,500

			53,681,306

Pipelines(a) – 0.4%
Kinder Morgan, Inc.(b)
4,550,000	5.625	11/15/23	5,128,168
MPLX LP
1,225,000	4.875	12/01/24	1,405,443
The Williams Cos., Inc.
1,425,000	4.500	11/15/23	1,570,450

			8,104,061

Real Estate(a) – 0.1%
Easy Tactic Ltd.
200,000	8.625	03/05/24	176,938
Kaisa Group Holdings Ltd.
200,000	11.250	04/16/25	204,375
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
125,000	9.375	04/01/27	138,438
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
1,765,000	7.625	06/15/25	1,910,612
Yuzhou Group Holdings Co. Ltd.
200,000	7.700	02/20/25	214,312

			2,644,675

Real Estate Investment Trust – 1.9%
Alexandria Real Estate Equities, Inc.(a)
375,000	4.000	01/15/24	412,515

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
American Tower Corp.
$4,000,000	3.000%		06/15/23	$ 4,242,920
1,875,000	0.600		01/15/24	1,876,050
1,325,000	3.375	(a)	05/15/24	1,442,302
1,150,000	2.400	(a)	03/15/25	1,224,750
1,400,000	1.300	(a)	09/15/25	1,431,374
Boston Properties LP(a)
175,000	4.125		05/15/21	175,704
Crown Castle International Corp.
5,211,000	5.250		01/15/23	5,699,015
1,750,000	1.350	(a)	07/15/25	1,786,663
8,300,000	4.450	(a)	02/15/26	9,608,744
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
2,510,000	5.625		05/01/24	2,717,075
National Retail Properties, Inc.(a)
435,000	3.900		06/15/24	471,170
Simon Property Group LP(a)
726,000	2.750		06/01/23	760,964
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,656,241
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,503,191
VEREIT Operating Partnership LP(a)
4,265,000	4.600		02/06/24	4,696,277
VICI Properties LP/VICI Note Co., Inc.(a)(b)
2,140,000	3.500		02/15/25	2,182,800
WP Carey, Inc.(a)
285,000	4.600		04/01/24	317,524
230,000	4.000		02/01/25	254,355

				43,459,634

Retailing(a) – 1.0%
1011778 BC ULC/New Red Finance, Inc.(b)
320,000	4.250		05/15/24	326,400
Alimentation Couche-Tard, Inc.(b)
425,000	2.700		07/26/22	438,813
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,830,373

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Beacon Roofing Supply, Inc.(b)
$1,207,000	4.875%		11/01/25	$ 1,237,175
Burlington Coat Factory Warehouse Corp.(b)
2,345,000	6.250		04/15/25	2,491,562
Lowe’s Cos, Inc.
7,825,000	4.000		04/15/25	8,889,669
Nordstrom, Inc.
2,650,000	4.000		10/15/21	2,683,125
PetSmart, Inc.(b)
2,090,000	5.875		06/01/25	2,142,250
Yum! Brands, Inc.(b)
1,875,000	7.750		04/01/25	2,076,563

				22,115,930

Savings & Loans(b) – 0.4%
Nationwide Building Society
2,725,000	2.000		01/27/23	2,813,317
(3M USD LIBOR + 1.064%)
3,206,000	3.766	(a)(c)	03/08/24	3,412,018
(3M USD LIBOR + 1.181%)
2,075,000	3.622	(a)(c)	04/26/23	2,155,240

				8,380,575

Semiconductors – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
21,330,000	3.625		01/15/24	23,073,301
Broadcom, Inc.
5,375,000	3.125		10/15/22	5,628,431
5,250,000	3.625	(a)	10/15/24	5,764,552
6,625,000	4.700	(a)	04/15/25	7,595,695
Microchip Technology, Inc.
1,125,000	3.922		06/01/21	1,141,107
1,800,000	2.670	(b)	09/01/23	1,884,618
NXP B.V./NXP Funding LLC(b)
1,600,000	3.875		09/01/22	1,688,112
2,440,000	4.625		06/01/23	2,669,311
250,000	2.700	(a)	05/01/25	268,743

				49,713,870

Software(a) – 0.8%
Fiserv, Inc.
1,950,000	3.800		10/01/23	2,125,169

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
$6,300,000	2.750%		07/01/24	$ 6,765,948
Infor, Inc.(b)
1,025,000	1.450		07/15/23	1,042,599
1,075,000	1.750		07/15/25	1,114,313
Intuit, Inc.
1,100,000	0.950		07/15/25	1,113,827
Oracle Corp.
2,825,000	2.500		04/01/25	3,034,869
PTC, Inc.(b)
2,085,000	3.625		02/15/25	2,147,550

				17,344,275

Telecommunication Services – 3.9%
AT&T, Inc.(a)
975,000	3.000		06/30/22	1,008,667
1,850,000	4.450		04/01/24	2,064,896
11,320,000	3.950		01/15/25	12,732,962
5,150,000	3.400		05/15/25	5,721,650
CenturyLink, Inc.
1,810,000	6.450		06/15/21	1,848,462
1,005,000	7.500	(a)	04/01/24	1,125,600
CommScope Technologies LLC(a)(b)
112,000	6.000		06/15/25	114,240
CommScope, Inc.(a)
750,000	5.500		03/01/24	772,860
1,110,000	5.500	(b)	03/01/24	1,141,913
Level 3 Financing, Inc.(a)
1,925,000	5.375		05/01/25	1,973,125
Qwest Corp.
650,000	6.750		12/01/21	679,354
SoftBank Group Corp.(a)
200,000	5.125		09/19/27	212,500
Sprint Communications, Inc.
770,000	6.000		11/15/22	831,600
Sprint Corp.
1,000,000	7.250		09/15/21	1,040,000
640,000	7.875		09/15/23	740,800
T-Mobile USA, Inc.(a)
9,750,000	4.000		04/15/22	10,042,500

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
$1,120,000	6.000%		04/15/24	$ 1,131,200
21,574,000	3.500	(b)	04/15/25	23,843,693
10,250,000	1.500	(b)	02/15/26	10,499,895
Telecom Italia SpA(b)
1,125,000	5.303		05/30/24	1,224,831
Verizon Communications, Inc.(a)
9,000,000	0.850		11/20/25	9,071,910

				87,822,658

Toys/Games/Hobbies(a)(b) – 0.0%
Mattel, Inc.
125,000	5.875		12/15/27	138,750

Transportation(a) – 0.6%
FedEx Corp.
8,775,000	3.800		05/15/25	9,910,661
United Parcel Service, Inc.
1,925,000	3.900		04/01/25	2,175,423
XPO Logistics, Inc.(b)
2,100,000	6.500		06/15/22	2,097,375

				14,183,459

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,997,421
SMBC Aviation Capital Finance DAC
1,200,000	3.550		04/15/24	1,272,564

				6,269,985

TOTAL CORPORATE OBLIGATIONS (Cost $1,518,510,391)				$1,554,792,636

Mortgage-Backed Obligations – 18.2%
Collateralized Mortgage Obligations – 2.2%
Interest Only(f) – 1.2%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$544,177	5.841%		05/15/41	$ 81,801
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
441,966	5.891		03/15/44	71,377
FHLMC REMIC Series 4320, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
117,291	5.941		07/15/39	23,160

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4468, Class SY(c) (-1x 1M USD LIBOR + 6.100%)
$748,530	5.941%	05/15/45	$ 159,864
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
489,706	5.841	05/15/46	84,762
FHLMC REMIC Series 4792, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
555,605	6.041	05/15/48	65,276
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
1,017,396	5.952	08/25/49	178,848
FHLMC REMIC Series 4936, Class ES(c) (-1x 1M USD LIBOR + 6.000%)
260,176	5.852	12/25/49	34,390
FHLMC REMIC Series 4936, Class PS(c) (-1x 1M USD LIBOR + 6.000%)
468,416	5.852	12/25/49	61,639
FHLMC REMIC Series 4980, Class KI
16,539,900	4.500	06/25/50	2,264,546
FHLMC REMIC Series 4991, Class IE
5,730,401	5.000	07/25/50	750,913
FHLMC REMIC Series 4998, Class GI
6,092,470	4.000	08/25/50	847,652
FHLMC REMIC Series 5009, Class DI
2,718,092	2.000	09/25/50	217,813
FHLMC REMIC Series 5012, Class DI
1,248,196	4.000	09/25/50	174,046
FHLMC REMIC Series 5020, Class IH
2,498,011	3.000	08/25/50	296,468
FHLMC STRIPS Series 304, Class C45
158,716	3.000	12/15/27	8,894
FNMA REMIC Series 2010-135, Class AS(c) (-1x 1M USD LIBOR + 5.950%)
141,915	5.802	12/25/40	20,985
FNMA REMIC Series 2015-34, Class LS(c) (-1x 1M USD LIBOR + 6.100%)
1,358,419	5.952	06/25/45	274,479
FNMA REMIC Series 2016-1, Class SJ(c) (-1x 1M USD LIBOR + 6.150%)
701,335	6.002	02/25/46	121,660
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
804,950	5.952	05/25/47	153,518

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2017-86, Class SB(c) (-1x 1M USD LIBOR + 6.150%)
$599,850	6.002%	11/25/47	$ 108,242
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
4,073,739	2.500	03/25/48	257,270
FNMA REMIC Series 2020-45, Class AI
850,345	4.000	07/25/50	108,373
FNMA REMIC Series 2020-45, Class EI
863,437	5.000	07/25/50	133,102
FNMA REMIC Series 2020-49, Class IO
741,079	4.000	07/25/50	100,815
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
5,157,186	5.952	07/25/50	1,023,019
FNMA REMIC Series 2020-60, Class KI
4,266,522	2.000	09/25/50	351,036
FNMA REMIC Series 2020-60, Class NI
1,159,204	4.000	09/25/50	161,973
FNMA REMIC Series 2020-62, Class GI
4,907,511	4.000	06/25/48	749,395
GNMA REMIC Series 2010-101, Class S(c) (-1x 1M USD LIBOR + 6.000%)
104,687	5.848	08/20/40	20,589
GNMA REMIC Series 2010-20, Class SE(c) (-1x 1M USD LIBOR + 6.250%)
79,352	6.098	02/20/40	15,977
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
443,918	5.898	08/20/43	90,174
GNMA REMIC Series 2013-134, Class DS(c) (-1x 1M USD LIBOR + 6.100%)
50,661	5.948	09/20/43	10,086
GNMA REMIC Series 2013-152, Class TS(c) (-1x 1M USD LIBOR + 6.100%)
161,191	5.948	06/20/43	32,760
GNMA REMIC Series 2014-117, Class SJ(c) (-1x 1M USD LIBOR + 5.600%)
1,266,307	5.448	08/20/44	211,268
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
431,158	5.948	10/20/43	62,580
GNMA REMIC Series 2014-133, Class BS(c) (-1x 1M USD LIBOR + 5.600%)
415,425	5.448	09/20/44	72,886

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-158, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
$596,446	5.447%	10/16/44	$ 105,582
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
173,179	5.448	11/20/44	28,852
GNMA REMIC Series 2015-110, Class MS(c) (-1x 1M USD LIBOR + 5.710%)
3,850,156	5.558	08/20/45	671,555
GNMA REMIC Series 2015-111, Class IM
582,896	4.000	08/20/45	63,486
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
304,377	6.098	09/20/45	58,487
GNMA REMIC Series 2015-57, Class AS(c) (-1x 1M USD LIBOR + 5.600%)
706,081	5.448	04/20/45	118,557
GNMA REMIC Series 2015-95, Class GI
339,960	4.500	07/16/45	61,580
GNMA REMIC Series 2016-109, Class IH
1,544,224	4.000	10/20/45	174,989
GNMA REMIC Series 2016-27, Class IA
237,574	4.000	06/20/45	21,531
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
331,697	5.508	07/20/47	51,033
GNMA REMIC Series 2018-105, Class SC(c) (-1x 1M USD LIBOR + 6.200%)
281,792	6.048	08/20/48	43,201
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
743,203	6.048	09/20/48	131,914
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
779,722	6.048	09/20/48	121,145
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
861,825	5.998	10/20/48	128,213
GNMA REMIC Series 2018-147, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
3,834,975	6.048	10/20/48	630,740
GNMA REMIC Series 2018-72, Class IB
260,942	4.000	04/20/46	34,043

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
$877,140	5.898%	01/20/49	$ 129,452
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
840,171	5.948	09/20/49	129,369
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
856,777	5.948	09/20/49	122,776
GNMA REMIC Series 2019-128, Class IO
1,421,520	4.000	10/20/49	168,264
GNMA REMIC Series 2019-129, Class AI
2,755,991	3.500	10/20/49	307,093
GNMA REMIC Series 2019-151, Class IA
4,132,580	3.500	12/20/49	446,489
GNMA REMIC Series 2019-151, Class NI
3,884,634	3.500	10/20/49	346,745
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
1,873,307	3.638	02/20/49	159,063
GNMA REMIC Series 2019-4, Class SJ(c) (-1x 1M USD LIBOR + 6.050%)
739,042	5.898	01/20/49	116,628
GNMA REMIC Series 2019-52, Class SK(c) (-1x 1M USD LIBOR + 6.050%)
1,639,215	5.898	04/20/49	224,852
GNMA REMIC Series 2019-69, Class S(c) (-1x 1M USD LIBOR + 3.270%)
2,242,357	3.118	06/20/49	172,309
GNMA REMIC Series 2019-78, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
417,789	5.948	06/20/49	62,957
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
666,460	5.948	08/20/49	101,766
GNMA REMIC Series 2019-98, Class SC(c) (-1x 1M USD LIBOR + 6.050%)
1,999,211	5.898	08/20/49	312,175
GNMA REMIC Series 2020-11, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
2,684,508	5.898	02/20/50	451,163
GNMA REMIC Series 2020-11, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
11,113,336	5.898	01/20/50	1,792,502

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-146, Class IM
$567,838	2.500%	10/20/50	$ 67,405
GNMA REMIC Series 2020-146, Class KI
5,984,873	2.500	10/20/50	582,249
GNMA REMIC Series 2020-151, Class HI
8,346,997	2.500	10/20/50	476,222
GNMA REMIC Series 2020-151, Class MI
9,347,486	2.500	10/20/50	1,119,385
GNMA REMIC Series 2020-173, Class AI
3,791,317	2.500	11/20/50	235,795
GNMA REMIC Series 2020-51, Class ID
1,649,354	3.500	04/20/50	153,749
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
17,446,663	5.898	04/20/50	3,011,264
GNMA REMIC Series 2020-55, Class IO
13,927,933	3.500	04/20/50	1,575,077
GNMA REMIC Series 2020-61, Class GI
6,503,125	5.000	05/20/50	667,870
GNMA REMIC Series 2020-61, Class SF(c) (-1x 1M USD LIBOR + 6.440%)
4,153,775	6.288	07/20/43	811,296
GNMA REMIC Series 2020-78, Class DI
5,317,580	4.000	06/20/50	686,010
GNMA REMIC Series 2020-79, Class AI
869,342	4.000	06/20/50	89,671

			26,366,140

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
14,078	0.498	04/25/37	14,144

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 4619, Class NA
1,308,453	3.000	03/15/44	1,400,177
FHLMC REMIC Series 4630, Class MC
950,841	4.000	08/15/54	1,030,322
FHLMC REMIC Series 4649, Class ML
6,391,130	4.000	11/15/54	6,910,878
FNMA REMIC Series 2012-111, Class B
17,141	7.000	10/25/42	21,085

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$57,609	7.000%	07/25/42	$ 72,409

			9,434,871

Sequential Floating Rate(b)(c) – 0.6%
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1(1M USD LIBOR + 2.500%)
1,130,000	2.648	02/25/50	1,088,155
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(1M USD LIBOR + 1.850%)
2,005,000	1.998	02/25/50	1,992,308
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(1M USD LIBOR + 5.100%)
605,000	5.248	06/25/50	626,153
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(SOFR30A + 4.800%)
1,900,000	4.882	10/25/50	1,959,675
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(SOFR30A + 2.800%)
902,000	2.882	10/25/50	911,600
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(SOFR30A + 3.000%)
2,415,000	3.077	12/25/50	2,416,904
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(1M USD LIBOR + 3.150%)
2,080,000	3.298	09/25/50	2,099,198
FHLMC STACR REMIC Trust Series 2020-HQA5, Class B1(SOFR30A + 4.000%)
1,268,000	4.082	11/25/50	1,302,817
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
185,463	3.750	05/28/52	197,286

			12,594,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 48,409,251

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate(b) – 0.5%
BANK Series 2017-BNK9, Class D
$700,000	2.800%	11/15/54	$ 583,628
Bank Series 2018-BK15, Class D
1,170,000	3.000	11/15/61	924,333
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
1,200,000	2.500	11/15/52	882,263
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50	1,216,007

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(b) – 0.5%
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
$884,000	2.500%	03/15/53	$ 693,321
JPMBD Commercial Mortgage Series 2017-C7, Class D
980,000	3.000	10/15/50	771,592
Morgan Stanley Capital I Trust Series 2018-L1, Class D
2,200,000	3.000	10/15/51	1,908,959
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
1,000,000	3.000	07/15/50	888,510
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
1,748,000	3.401	03/15/50	1,640,271
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60	678,739
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D
1,100,000	2.500	02/15/53	892,687

			11,080,310

Sequential Floating Rate – 0.2%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(b)(c)(1M USD LIBOR + 0.900%)
43,845	1.059	09/15/35	43,666
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C(c)
1,200,000	4.755	02/10/49	1,168,746
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C(c)
1,949,000	4.369	09/15/48	1,969,742
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)(c)
1,000,000	3.234	06/10/50	878,765
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(b)(c)
550,000	4.145	07/15/50	540,101
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(b)
500,000	3.060	10/15/48	470,578

			5,071,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 16,151,908

Federal Agencies – 15.3%
GNMA – 7.3%
$3,414,616	4.500%	08/20/47	$ 3,727,260
443,689	5.000	08/20/48	486,401
1,581,318	5.000	11/20/48	1,730,583
6,184,912	5.000	12/20/48	6,768,721
4,827,128	4.500	01/20/49	5,209,895

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$3,439,875	4.500%	03/20/49	$ 3,711,565
889,164	5.000	03/20/49	971,219
90,618	5.000	04/20/49	98,924
140,178	5.000	08/20/49	152,604
3,133,039	4.500	10/20/49	3,374,153
1,511,083	4.500	12/20/49	1,619,975
6,322,173	5.000	12/20/49	6,882,608
222,899	5.000	02/20/50	243,623
3,662,030	4.500	03/20/50	3,919,509
42,000,000	2.000	TBA-30yr(g)	43,920,234
68,000,000	2.500	TBA-30yr(g)	71,945,849
9,000,000	5.000	TBA-30yr(g)	9,817,031

			164,580,154

UMBS – 2.4%
622,960	5.000	04/01/48	689,978
1,099,381	5.000	10/01/48	1,217,653
2,007,759	5.000	11/01/48	2,224,123
4,734,571	4.500	02/01/49	5,126,095
20,788,664	4.500	03/01/49	22,506,652
287,326	5.000	03/01/49	317,835
50,058	5.000	04/01/49	55,563
432,125	5.000	09/01/49	478,144
15,656,748	5.000	10/01/49	17,343,977
1,955,118	5.000	11/01/49	2,159,660
270,662	5.000	01/01/50	298,978
82,462	5.000	03/01/50	91,530
1,982,973	5.000	04/01/50	2,201,464

			54,711,652

UMBS, 30 Year, Single Family(g) – 5.6%
29,000,000	2.000	TBA-30yr	30,146,271
37,000,000	3.500	TBA-30yr	39,115,949
3,000,000	4.000	TBA-30yr	3,203,672
41,000,000	4.500	TBA-30yr	44,433,750
8,000,000	5.000	TBA-30yr	8,852,500

			125,752,142

TOTAL FEDERAL AGENCIES			$ 345,043,948

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $406,080,496)			$ 409,605,107

Asset-Backed Securities – 7.3%
Automotive – 0.3%
Ford Credit Auto Owner Trust Series 2016-2, Class A(b)
$450,000	2.030%	12/15/27	$ 453,855
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,750,000	2.440	09/15/26	4,000,205
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,998,315

			7,452,375

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – 6.3%
AIMCO CLO Series 2017-AA, Class A (3M USD LIBOR + 1.260%)
$3,150,000	1.478%	07/20/29	$ 3,149,764
Apex Credit CLO II LLC Series 2020-1A, Class A1N(3M USD LIBOR + 1.570%)
5,000,000	1.819	10/20/31	5,012,120
Bain Capital Credit CLO Ltd. Series 2016-2A, Class AR(3M USD LIBOR + 1.140%)
1,994,191	1.377	01/15/29	1,992,227
Barings CLO Ltd.IV Series 2020-4A, Class D1 (-1x 3M USD LIBOR + 3.700%)
2,250,000	0.000	01/20/32	2,251,170
Bowman Park CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.180%)
130,850	1.393	11/23/25	130,902
BSPRT Issuer Ltd. Series 2018 FL4, Class A(1M USD LIBOR + 1.050%)
4,398,228	1.209	09/15/35	4,373,905
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(3M USD LIBOR + 1.230%)
3,100,000	1.460	06/09/30	3,100,109
Crown City CLO I Series 2020-1A, Class A1(3M USD LIBOR + 2.050%)
2,500,000	2.357	07/20/30	2,510,520
Crown City CLO II Series 2020-2A, Class C (3M USD LIBOR + 3.820%)
2,000,000	4.045	01/20/32	1,991,040
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
911,922	1.487	07/15/26	910,582
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	1.568	01/20/33	3,504,812
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,250,000	2.078	07/20/31	5,266,301
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
17,500,000	1.629	11/30/32	17,566,412
KREF Ltd. Series 2018-FL1, Class A(1M USD LIBOR + 1.100%)
2,400,000	1.253	06/15/36	2,395,869
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
8,400,000	1.288	01/20/31	8,357,740
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
6,000,000	1.258	10/20/27	5,991,480

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
$16,200,000	0.987%	04/15/29	$ 16,054,573
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
2,200,000	3.990	01/19/34	2,185,709
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
6,000,000	1.518	04/20/33	6,004,680
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	1.489	07/22/30	4,171,157
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
3,000,000	1.317	12/21/29	2,993,511
OCP CLO Ltd. Series 2015-8A, Class A1R (3M USD LIBOR + 0.850%)
664,490	1.068	04/17/27	664,262
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,500,000	1.339	06/15/36	1,475,529
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
658,499	1.068	07/20/27	654,332
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class A1A (3M USD LIBOR + 1.390%)
11,000,000	1.590	01/20/34	11,000,000
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C (3M USD LIBOR + 3.800%)
3,000,000	3.920	01/20/34	3,000,000
PPM CLO 4 Ltd. Series 2020-4A, Class A1 (3M USD LIBOR + 1.420%)
7,000,000	1.617	10/18/31	7,011,144
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
2,749,084	1.138	10/20/27	2,747,003
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
5,150,000	4.337	04/15/32	5,151,699
THL Credit Wind River 3 CLO Ltd. Series 2017-3A, Class A (3M USD LIBOR + 1.250%)
1,197,000	1.487	10/15/30	1,197,002
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	4.368	04/20/32	2,505,480
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
517,610	1.378	07/17/26	517,403
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
29,992	1.114	05/01/26	29,977

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Zais Clo 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
$3,000,000	1.727%	07/15/32	$ 3,006,447
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
2,625,000	2.777	07/28/30	2,642,168

			141,517,029

Student Loan(c) – 0.7%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
22,909	1.298	09/25/40	22,980
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
458,143	0.848	02/25/39	454,714
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
359,526	1.148	12/25/56	359,165
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
4,168,294	1.257	05/25/34	4,176,341
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,383,916	1.115	07/25/45	1,375,116
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
1,468,028	0.905	12/01/31	1,448,209
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,020,251	1.152	05/20/30	1,021,308
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
50,441	0.848	12/26/31	50,601
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
32,781	0.698	05/25/57	32,740
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,142,722	1.298	09/25/65	1,154,248
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
1,878,249	1.368	10/25/27	1,884,657
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
602,841	0.337	06/15/29	598,893

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
	$752,362	0.355%		10/25/28	$ 747,840
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
	677,950	0.545		01/25/22	646,654
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	249,169	1.865		07/25/22	248,292
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
	121,017	1.075		10/01/24	121,091

					14,342,849

TOTAL ASSET-BACKED SECURITIES (Cost $162,729,364)					$ 163,312,253

Foreign Debt Obligations – 4.4%
Sovereign – 4.4%
Abu Dhabi Government International Bond
	$870,000	2.500%		10/11/22	$ 900,259
Japan Treasury Discount Bill(h)
JPY	7,039,000,000	0.000		03/15/21	68,184,667
Perusahaan Penerbit SBSN Indonesia III
	$4,310,000	2.300		06/23/25	4,504,898
	3,530,000	2.300	(b)	06/23/25	3,689,626
Qatar Government International Bond
	870,000	2.375		06/02/21	876,797
	1,840,000	3.375	(b)	03/14/24	1,988,925
	690,000	3.400	(b)	04/16/25	760,294
Republic of Colombia(a)
	5,690,000	4.000		02/26/24	6,145,200
Republic of Egypt
	3,710,000	4.550		11/20/23	3,841,009
	550,000	4.550	(b)	11/20/23	569,422
Republic of Indonesia
	200,000	5.875		01/15/24	230,000
EUR	250,000	2.150	(b)	07/18/24	324,501
Republic of Nigeria
	$1,390,000	6.750		01/28/21	1,389,566

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey
$200,000	4.250%	03/13/25	$ 200,312
Saudi Government International Bond(b)
800,000	2.900	10/22/25	862,000
Ukraine Government Bond
1,500,000	7.750	09/01/21	1,555,500
2,590,000	8.994	02/01/24	2,926,700

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $97,631,392)			$ 98,949,676

Municipal Debt Obligations – 0.2%
California(a) – 0.0%
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
$380,000	3.146%	05/01/23	$ 401,307

Connecticut – 0.1%
Connecticut State GO Bonds Series A
3,000,000	3.130	01/15/24	3,232,080

Ohio(a)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.000%)
2,023,765	1.015	04/25/37	2,034,268

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $5,352,703)			$ 5,667,655

U.S. Treasury Obligations(i) – 0.1%
United States Treasury Notes
$100,000	1.875%	02/28/22	$ 102,031
610,000	0.500	04/30/27	608,284
850,000	2.875	08/15/28	987,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,599,911)			$ 1,697,378

Shares	Description		Value

Exchange Traded Funds(j) – 2.5%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF		37,988,713
372,615	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF		18,817,058

TOTAL EXCHANGE TRADED FUNDS (Cost $55,337,661)			$ 56,805,771

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares		Dividend Rate	Value

Investment Company(j) – 5.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
123,619,723		0.026%	$ 123,619,723
(Cost $123,619,723)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,370,861,641)			$2,414,450,199

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.7%
Certificate of Deposit(b) – 0.1%
Barclays Bank PLC(c) (3M USD LIBOR + 1.400%)
$3,000,000	0.666%	08/03/21	$ 3,001,737
Commercial Paper(h) – 0.6%
Bank of China Ltd
8,687,000	0.000	05/24/21	8,667,819
VW Credit, Inc.
2,500,000	0.000	01/29/21	2,499,563

			11,167,382

TOTAL SHORT-TERM INVESTMENTS (Cost $14,164,823)			$ 14,169,119

TOTAL INVESTMENTS – 108.1% (Cost $2,385,026,464)			$2,428,619,318

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.1)%			(181,140,056)

NET ASSETS – 100.0%			$2,247,479,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $251,435,256 which represents approximately 11.2% of the Fund’s net assets as of December 31, 2020.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	894,797	EUR	553,359	03/17/21	$13,080
	AUD	5,461,000	NZD	5,764,703	03/17/21	63,791
	AUD	1,816,088	USD	1,371,550	03/17/21	29,454
	BRL	5,510,572	USD	1,041,820	01/05/21	19,220
	BRL	3,508,757	USD	674,390	02/02/21	824
	CAD	5,001,773	USD	3,915,316	03/17/21	14,952
	CHF	1,171,255	USD	1,325,566	03/17/21	469
	CNH	22,045,542	USD	3,361,013	03/17/21	11,682
	COP	10,384,671,407	USD	2,871,654	01/29/21	168,964
	EUR	517,434	JPY	65,180,590	03/17/21	1,409
	EUR	1,617,732	PLN	7,323,356	03/17/21	18,734
	EUR	29,558,601	USD	35,885,167	03/17/21	288,737
	GBP	481,838	EUR	532,544	03/17/21	7,503
	GBP	2,802,399	USD	3,738,837	03/17/21	95,299
	IDR	46,476,523,070	USD	3,272,306	01/06/21	61,973
	ILS	3,517,811	USD	1,081,520	03/17/21	14,693
	INR	612,009,644	USD	8,234,868	01/27/21	121,829
	JPY	2,767,183,651	USD	26,656,750	03/17/21	166,899
	KRW	7,983,680,226	USD	7,131,802	01/08/21	206,618
	KRW	4,529,263,960	USD	3,987,239	01/15/21	175,982
	KRW	4,529,263,960	USD	4,062,630	02/19/21	100,277
	MXN	32,941,637	USD	1,616,901	03/17/21	24,045
	NOK	2,319,825	EUR	219,946	03/17/21	1,311
	NOK	48,301,300	USD	5,490,869	03/17/21	140,856
	NZD	5,835,004	USD	4,109,214	03/17/21	90,429
	PHP	32,549,600	USD	674,981	01/15/21	2,185
	PHP	62,912,596	USD	1,306,974	02/08/21	509
	RUB	19,724,509	USD	256,547	01/25/21	9,239
	RUB	117,710,789	USD	1,522,422	02/08/21	61,167
	SEK	23,022,380	EUR	2,276,304	03/17/21	14,812
	SEK	5,599,958	USD	677,215	03/17/21	3,992
	SGD	1,840,770	USD	1,378,344	03/17/21	14,608
	THB	130,855,670	USD	4,343,406	03/17/21	24,820
	TRY	4,818,205	USD	572,622	01/11/21	73,373
	TRY	5,451,953	USD	682,789	01/19/21	45,987
	TRY	3,971,018	USD	498,692	01/25/21	30,937
	TRY	22,255,814	USD	2,740,504	03/17/21	164,067
	TWD	36,462,579	USD	1,288,751	01/04/21	9,483
	TWD	82,429,958	USD	2,932,034	02/05/21	18,180
	TWD	18,179,253	USD	643,240	02/17/21	8,787
	TWD	18,775,411	USD	675,083	03/05/21	528
	USD	674,881	CNH	4,411,155	03/17/21	29
	USD	1,442,539	COP	4,909,349,665	01/29/21	5,088
	USD	643,197	JPY	66,306,531	03/17/21	456
	USD	679,094	KRW	736,477,410	01/08/21	2,140
	USD	119,498	KRW	129,902,658	02/19/21	103
	USD	539,045	MXN	10,764,708	03/17/21	2,815
	USD	1,075,776	THB	32,061,190	03/17/21	5,509
	USD	2,372,902	TWD	66,118,570	02/05/21	6,482
	USD	265,680	ZAR	3,923,133	03/17/21	1,334
	ZAR	18,186,222	USD	1,211,537	03/17/21	13,875

TOTAL						$2,359,535

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	535,201	GBP	480,514	03/17/21	$(2,441)
	EUR	2,763,535	NOK	29,551,181	03/17/21	(63,520)
	EUR	536,390	NZD	923,626	03/17/21	(8,328)
	EUR	5,967,440	USD	7,321,452	03/17/21	(18,482)
	HUF	251,912,463	EUR	706,909	03/17/21	(16,598)
	MXN	24,897,525	USD	1,243,654	03/17/21	(3,414)
	PLN	2,503,722	EUR	558,709	03/17/21	(13,301)
	PLN	4,107,012	USD	1,115,888	03/17/21	(16,110)
	TWD	68,956,514	USD	2,473,083	02/05/21	(5,091)
	TWD	18,311,262	USD	657,260	02/17/21	(498)
	USD	15,327,383	AUD	20,469,418	03/17/21	(463,558)
	USD	1,050,328	BRL	5,510,572	01/05/21	(10,711)
	USD	21,785,567	CAD	27,872,231	03/17/21	(115,733)
	USD	1,972,012	CNH	12,910,817	03/17/21	(3,183)
	USD	2,098,555	COP	7,325,084,121	01/29/21	(46,221)
	USD	8,113,050	EUR	6,694,074	03/17/21	(79,177)
	USD	3,195,865	GBP	2,365,696	03/17/21	(40,790)
	USD	3,285,466	IDR	46,476,523,070	01/06/21	(48,814)
	USD	2,275,722	ILS	7,396,439	03/17/21	(29,140)
	USD	7,814,375	INR	579,354,754	01/27/21	(96,434)
	USD	67,790,848	JPY	7,040,562,624	03/15/21	(454,836)
	USD	2,008,157	JPY	208,027,711	03/17/21	(8,356)
	USD	8,024,028	KRW	9,005,170,936	01/08/21	(253,322)
	USD	4,062,885	KRW	4,529,263,960	01/15/21	(100,336)
	USD	951,337	MXN	19,353,079	03/17/21	(12,713)
	USD	15,824,877	NOK	137,943,795	03/17/21	(258,781)
	USD	16,472,139	NZD	23,250,721	03/17/21	(262,164)
	USD	654,003	RUB	49,608,513	01/25/21	(14,468)
	USD	1,321,276	RUB	100,182,293	02/08/21	(26,499)
	USD	23,028,759	SEK	193,680,114	03/17/21	(531,465)
	USD	2,158,250	SGD	2,869,863	03/17/21	(13,439)
	USD	2,060,079	THB	62,113,175	03/17/21	(13,385)
	USD	630,339	TRY	5,207,175	01/11/21	(67,807)
	USD	1,312,677	TRY	10,514,877	01/19/21	(92,875)
	USD	739,053	TRY	5,969,713	01/25/21	(57,149)
	USD	1,294,258	TWD	36,462,579	01/04/21	(3,976)
	USD	631,234	TWD	17,825,411	02/05/21	(6,748)
	USD	1,038,534	ZAR	15,527,612	03/17/21	(7,736)
	ZAR	3,873,130	USD	261,294	03/17/21	(318)

TOTAL						$(3,267,917)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	143	03/22/21	$22,359,391	$47,350
2 Year U.S. Treasury Notes	1,160	03/31/21	256,332,812	194,844
5 Year U.S. Treasury Notes	603	03/31/21	76,076,930	97,712
10 Year U.S. Treasury Notes	1,217	03/22/21	168,041,078	208,761
20 Year U.S. Treasury Bonds	261	03/22/21	45,201,937	(291,805)

Total				$256,862

Short position contracts:
Australian 10 Year Government Bonds	(21)	03/15/21	(2,383,647)	744
Ultra Long U.S. Treasury Bonds	(26)	03/22/21	$(5,552,625)	(12,335)

Total				$(11,591)

TOTAL FUTURES CONTRACTS				$245,271

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date		Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CHFOR(a)	(0.250)(a)	03/17/31	CHF	3,830	(b)	$8,675	$14,574	$(5,899)
6M CHFOR(a)	(0.500)(c)	03/17/28		18,210	(b)	(110,649)	(75,478)	(35,171)
3M STIBOR(d)	0.000(c)	03/17/26	SEK	239,010	(b)	(220,035)	(141,593)	(78,442)
6M EURO(a)	0.050(c)	05/21/30	EUR	39,800	(b)	473,434	300,863	172,571
3M LIBOR(d)	0.500(a)	03/17/26	$	860	(b)	1,706	586	1,120
6M AUDOR(a)	0.500(a)	11/25/25	AUD	49,700	(b)	(59,516)	(38,085)	(21,431)
6M AUDOR(a)	0.553(a)	05/16/25		8,740	(b)	27,343	(539,208)	566,551
6M CDOR(a)	0.700(a)	11/18/23	CAD	50,680	(b)	44,975	871	44,104
3M NIBOR(a)	0.750(c)	03/17/26	NOK	188,980	(b)	(251,710)	(141,700)	(110,010)
6M CDOR(a)	0.750(a)	03/17/24	CAD	30,310	(b)	84,832	37,626	47,206
6M CDOR(a)	0.810(a)	09/30/24		37,610	(b)	(19,519)	3,380	(22,899)
6M CDOR(a)	0.812(a)	11/17/24		62,020	(b)	72,778	(20,925)	93,703
6M AUDOR(a)	0.920(a)	09/04/28	AUD	66,860	(b)	(324,578)	(207,968)	(116,610)
6M CDOR(a)	0.960(a)	11/09/24	CAD	208,620	(b)	292,910	64,348	228,562
3M NIBOR(a)	1.000(c)	03/18/31	NOK	53,330	(b)	(183,874)	(249,887)	66,013
6M AUDOR(a)	1.240(a)	10/28/30	AUD	17,850	(b)	(219,365)	(207,879)	(11,486)
3M LIBOR(d)	1.245(a)	11/24/30	$	41,920	(b)	(355,239)	(81,179)	(274,060)
6M AUDOR(a)	1.250(a)	11/09/30	AUD	25,040	(b)	(305,265)	(334,553)	29,288
6M CDOR(a)	1.500(a)	03/19/31	CAD	9,890	(b)	(53,490)	(102,079)	48,589
3M LIBOR(d)	1.750(a)	06/18/30	$	10,620	(b)	204,109	265,030	(60,921)
3M LIBOR(a)	1.750(d)	06/19/40		5,940	(b)	(5,548)	25,282	(30,830)
3M LIBOR(d)	1.750(a)	06/20/50		10,930	(b)	98,517	142,046	(43,529)
3M NZDOR(d)	1.750(a)	03/19/30	NZD	3,990	(b)	57,382	63,190	(5,808)
6M AUDOR(a)	1.750(a)	03/19/30	AUD	7,170	(b)	81,340	69,866	11,474
0.000(d)	3M LIBOR(d)	07/25/24	$	28,720		(9,641)	9,643	(19,284)
0.000(d)	3M LIBOR(d)	11/10/24		17,040		(14,755)	16	(14,771)
0.250(a)	3M LIBOR(d)	03/17/24		34,360	(b)	8,360	34,440	(26,080)
0.400(a)	3M LIBOR(d)	11/17/24		50,130	(b)	(75,962)	18,113	(94,075)
1.190(a)	3M LIBOR(d)	11/10/30		17,810	(b)	193,304	130,323	62,981
1.543(a)	3M LIBOR(d)	11/25/35		46,420	(b)	466,447	60,738	405,709
1.240(c)	3M NIBOR(a)	10/29/30	NOK	151,180	(b)	312,372	(249,698)	562,070
0.750(c)	3M STIBOR(d)	06/18/30	SEK	20,920	(b)	(20,283)	(31,908)	11,625
1.430(a)	6M CDOR(a)	11/09/30	CAD	42,450	(b)	(176,943)	(34,760)	(142,183)
(0.100)(c)	6M CHFOR(a)	09/17/30	CHF	3,820	(b)	13,077	(74)	13,151
(0.250)(c)	6M EURO(a)	03/17/26	EUR	12,200	(b)	(154,410)	(172,875)	18,465
(0.500)(c)	6M EURO(c)	05/18/25		6,850	(b)	(22,196)	(18,943)	(3,253)
(0.500)(c)	6M EURO(c)	03/17/26		39,820	(b)	(185,618)	(272,645)	87,027
(0.500)(c)	6M EURO(c)	03/17/28		16,570	(b)	(18,780)	(65,158)	46,378
0.000(a)	6M EURO(a)	03/17/31		3,300	(b)	(105,155)	(118,167)	13,012
0.000(c)	6M EURO(a)	03/17/51		4,500	(b)	(46,061)	(38,986)	(7,075)
0.250(c)	6M EURO(a)	06/18/30		28,790	(b)	(694,264)	(1,900,619)	1,206,355
0.260(c)	6M EURO(a)	05/21/40		19,330	(b)	12,076	(43,443)	55,519
0.500(c)	6M EURO(a)	06/20/50		5,730	(b)	(408,995)	(498,758)	89,763
0.750(c)	6M EURO(a)	06/19/40		6,210	(b)	(379,897)	(606,753)	226,856
1.000(a)	6M GBP(a)	06/18/30	GBP	3,730	(b)	(111,196)	(106,286)	(4,910)
0.144(a)	6M JYOR(a)	11/13/30	JPY	3,633,900	(b)	(40,430)	(145,231)	104,801
0.250(a)	6M JYOR(a)	03/19/30		237,500	(b)	(18,750)	(16,124)	(2,626)
0.500(a)	6M JYOR(a)	03/19/41		137,280	(b)	1,632	(1,519)	3,151
0.500(a)	6M JYOR(a)	06/20/50		138,850	(b)	19,554	(4,654)	24,208

TOTAL						$(2,117,301)	$(5,226,200)	$3,108,899

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(c)	Payments made annually.
(d)	Payments made quarterly.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund (a)	Credit Spread at December 31, 2020 (b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	5.517%	MS & Co. Int. PLC	11/17/59	$5,700	$(703,372)	$(959,111)	$255,739
Markit CMBX Series 11	3.000	4.368	MS & Co. Int. PLC	11/18/54	4,500	(352,902)	(695,466)	342,564
Markit CMBX Series 8	3.000	4.368	MS & Co. Int. PLC	11/18/54	6,350	(498,514)	(1,390,945)	892,431
Markit CMBX Series 8	3.000	7.961	MS & Co. Int. PLC	10/17/57	3,450	(552,052)	(790,161)	238,109

TOTAL						$(2,106,840)	$(3,835,683)	$1,728,843

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Index Series 34	(1.000)%	0.480%	12/20/25	EUR	22,750	$(731,916)	$(549,103)	$(182,813)
Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000	0.550	06/20/24	$	3,425	54,472	5,530	48,942
AT&T, Inc., 3.800%, 02/15/27	1.000	0.751	12/20/25		10,000	124,829	106,675	18,154
CDX.NA.HY Index 34	5.000	2.758	06/20/25		14,499	1,365,320	602,515	762,805
CDX.NA.HY Index 35	5.000	2.938	12/20/25		15,800	1,493,509	592,437	901,072
CDX.NA.IG Index 28	1.000	0.437	06/20/22		21,975	190,261	222,871	(32,610)
CDX.NA.IG Index 32	1.000	0.525	06/20/24		225	3,761	2,934	827
CDX.NA.IG Index 33	1.000	0.580	12/20/24		1,650	27,788	(6,403)	34,191
CDX.NA.IG Index 34	1.000	0.418	06/20/23		37,100	544,271	391,513	152,758
CDX.NA.IG Index 34	1.000	0.629	06/20/25		105,600	1,755,722	1,497,393	258,329
General Electric Co. 2.700%, 10/09/22	1.000	0.687	06/20/24		2,025	22,578	(23,991)	46,569
General Electric Co. 2.700%, 10/09/22	1.000	0.770	12/20/24		825	7,733	(10,416)	18,149
iTraxx Europe Index Series 34	5.000	2.440	12/20/25	EUR	6,950	1,016,333	642,760	373,573
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.449	06/20/24	$	120	2,335	(189)	2,524

TOTAL						$5,876,996	$3,474,526	$2,402,470

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	JPMorgan Securities, Inc.	0.783%	02/16/2021	4,000,000	$4,000,000	$11,883	$19,950	$(8,067)
3M IRS	MS & Co. Int. PLC	0.610	01/15/2021	3,840,000	3,840,000	175	20,928	(20,753)
3M IRS	MS & Co. Int. PLC	0.825	02/12/2021	4,660,000	4,660,000	18,258	24,698	(6,440)

Total purchased option contracts				12,500,000	$12,500,000	$30,316	$65,576	$(35,260)

Written option contracts
Calls
3M IRS	BofA Securities LLC	0.293	02/16/2021	(4,880,000)	(4,880,000)	(16,230)	(18,363)	2,133
3M IRS	Citibank NA	0.261	02/12/2021	(5,680,000)	(5,680,000)	(27,944)	(22,534)	(5,410)
3M IRS	Citibank NA	0.000	03/08/2021	(1,490,000)	(1,490,000)	(50,859)	(49,799)	(1,060)
3M IRS	JPMorgan Securities, Inc.	0.020	03/10/2021	(2,470,000)	(2,470,000)	(75,593)	(78,852)	3,259
3M IRS	MS & Co. Int. PLC	0.390	01/15/2021	(4,680,000)	(4,680,000)	(231)	(19,062)	18,831
3M IRS	MS & Co. Int. PLC	0.021	03/02/2021	(2,360,000)	(2,360,000)	(88,660)	(78,124)	(10,536)
3M IRS	MS & Co. Int. PLC	0.000	03/08/2021	(990,000)	(990,000)	(33,792)	(32,961)	(831)
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(6,420,000)	(6,420,000)	(19,807)	(58,035)	38,228

				(28,970,000)	$(28,970,000)	$(313,116)	$(357,730)	$44,614

Puts
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(6,420,000)	(6,420,000)	(164)	(20,153)	19,989

Total written option contracts				(35,390,000)	$(35,390,000)	$(313,280)	$(377,883)	$64,603

TOTAL				(22,890,000)	$(22,890,000)	$(282,964)	$(312,307)	$29,343

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4M IRS	— 4 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
CDX.NA.IG Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 35	— CDX North America High Yield Index 35
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.1%
Automotive – 3.2%
BMW US Capital LLC(a)
$10,595,000	2.000	%(b)	04/11/21	$ 10,629,010
11,420,000	2.950		04/14/22	11,795,490
Daimler Finance North America LLC(a)
5,000,000	3.350		05/04/21	5,048,550
(3M USD LIBOR + 0.900%)
35,000,000	1.121	(c)	02/15/22	35,227,150
10,000,000	3.400		02/22/22	10,327,200
5,103,000	2.550		08/15/22	5,272,369
Toyota Motor Credit Corp.(c)
(3M USD LIBOR + 0.150%)
24,891,000	0.371		02/14/22	24,906,183
(SOFR + 0.300%)
32,650,000	0.390		06/13/22	32,645,755
Volkswagen Group of America Finance LLC(a)
15,000,000	2.500		09/24/21	15,221,850
13,838,000	2.700		09/26/22	14,349,591
23,407,000	0.750		11/23/22	23,483,775

				188,906,923

Banks – 24.2%
ABN AMRO Bank NV(a)
7,307,000	2.650		01/19/21	7,313,869
(3M USD LIBOR + 0.570%)
38,650,000	0.803	(c)	08/27/21	38,776,772
Bank of America Corp.(b)(c)
(3M USD LIBOR + 0.380%)
10,935,000	0.589		01/23/22	10,936,968
(3M USD LIBOR + 0.630%)
27,125,000	3.499		05/17/22	27,441,006
Bank of China Ltd/Singapore(c) (3M USD LIBOR + 0.750%)
9,250,000	0.968		04/17/21	9,251,203
Bank of Montreal(c)(SOFR + 0.680%)
52,000,000	0.768		03/10/23	52,403,000
Barclays Bank PLC(b)
6,500,000	1.700		05/12/22	6,609,525
BNP Paribas SA
6,000,000	5.000		01/15/21	6,007,920
(3M USD LIBOR + 0.390%)
7,660,000	0.603	(a)(c)	08/07/21	7,674,554
BNZ International Funding Ltd.(a)(c) (3M USD LIBOR + 0.980%)
13,145,000	1.200		09/14/21	13,223,870
BPCE SA(a)(c)
(3M USD LIBOR + 0.300%-)
26,230,000	0.529		01/14/22	26,256,492

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.440%)
$31,430,000	0.524%		02/17/22	$ 31,481,859
Canadian Imperial Bank of Commerce(c) (SOFR + 0.800%)
38,955,000	0.889		03/17/23	39,321,567
Capital One NA(b)(c) (3M USD LIBOR + 1.150%)
14,357,000	1.364		01/30/23	14,461,519
Citibank NA(b)(c)
(3M USD LIBOR + 0.600%)
30,000,000	0.824		05/20/22	30,056,400
(3M USD LIBOR + 0.596%)
10,100,000	2.844		05/20/22	10,196,354
Citigroup, Inc.
(3M USD LIBOR + 1.190%)
6,588,000	1.404	(c)	08/02/21	6,629,504
4,825,000	4.500		01/14/22	5,030,931
33,290,000	2.312	(b)(c)	11/04/22	33,808,325
Citizens Bank NA(b)(c) (3M USD LIBOR + 0.720%)
16,000,000	0.941		02/14/22	16,085,280
Cooperatieve Rabobank UA
16,805,000	2.750		01/10/22	17,224,117
9,251,000	3.875		02/08/22	9,616,137
Credit Suisse AG(c)(SOFR + 0.450%)
50,900,000	0.536		02/04/22	50,983,476
Fifth Third Bank NA(c) (3M USD LIBOR + 0.640%)
20,000,000	0.854		02/01/22	20,114,200
HSBC Holdings PLC(c) (3M USD LIBOR + 1.660%)
9,268,000	1.867		05/25/21	9,322,681
ING Bank NV(a)
11,520,000	2.750		03/22/21	11,582,554
ING Groep NV(c) (3M USD LIBOR + 1.150%)
12,960,000	1.401		03/29/22	13,096,469
JPMorgan Chase & Co.
7,061,000	4.350		08/15/21	7,238,514
9,428,000	4.500		01/24/22	9,850,563
KeyBank NA
5,000,000	3.300		02/01/22	5,160,250
Lloyds Bank PLC(c) (3M USD LIBOR + 0.490%)
8,351,000	0.703		05/07/21	8,363,109
Macquarie Bank Ltd.(a)
15,370,000	2.850		01/15/21	15,380,913
Mitsubishi UFJ Financial Group, Inc.
7,650,000	2.950		03/01/21	7,681,442
(3M USD LIBOR + 0.700%)
12,500,000	0.925	(c)	03/07/22	12,559,875

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$6,630,000	3.218%		03/07/22	$ 6,851,243
6,067,000	2.623		07/18/22	6,277,889
Mizuho Financial Group, Inc.
20,190,000	2.632	(a)	04/12/21	20,317,197
(3M USD LIBOR + 1.140%)
10,446,000	1.360	(c)	09/13/21	10,521,002
(3M USD LIBOR + 0.940%)
27,975,000	1.164	(c)	02/28/22	28,223,138
(3M USD LIBOR + 0.790%)
6,860,000	1.015	(c)	03/05/23	6,909,735
Morgan Stanley, Inc.
6,256,000	5.750		01/25/21	6,274,893
11,800,000	5.500		07/28/21	12,143,616
(SOFR + 0.830%)
11,195,000	0.919	(b)(c)	06/10/22	11,228,585
(SOFR + 0.700%)
60,000,000	0.785	(b)(c)	01/20/23	60,189,000
MUFG Union Bank NA(b)
12,590,000	3.150		04/01/22	12,999,427
(SOFR + 0.710%)
17,250,000	0.798	(c)	12/09/22	17,350,740
National Australia Bank Ltd.(a)(c) (3M USD LIBOR + 0.710%)
12,000,000	0.930		11/04/21	12,068,760
National Australia Bank Ltd.(a)(c) (3M USD LIBOR + 0.350%)
4,950,000	0.574		01/12/21	4,950,396
NatWest Markets PLC(a)
42,450,000	3.625		09/29/22	44,764,374
Nordea Bank Abp(a)
9,300,000	4.875		01/14/21	9,310,788
PNC Bank NA(b)(c) (3M USD LIBOR + 0.325%)
33,500,000	0.530		02/24/23	33,550,585
Royal Bank of Canada(c)
(3M USD LIBOR + 0.400%)
11,052,000	0.615		01/25/21	11,054,763
(SOFR + 0.450%)
20,600,000	0.535		10/26/23	20,671,482
Santander UK PLC
(3M USD LIBOR + 0.620%)
13,350,000	0.845	(c)	06/01/21	13,377,634
31,650,000	3.400		06/01/21	32,042,460
(3M USD LIBOR + 0.660%)
21,800,000	0.881	(c)	11/15/21	21,899,626
Skandinaviska Enskilda Banken AB(a)
12,000,000	3.250		05/17/21	12,131,640
5,100,000	3.050		03/25/22	5,271,309
(3M USD LIBOR + 0.320%)
25,000,000	0.545	(c)	09/01/23	25,009,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Societe Generale SA(a)
$4,900,000	2.500%		04/08/21	$ 4,928,273
Standard Chartered PLC(a)
5,000,000	3.050		01/15/21	5,003,550
(SOFR + 1.250%)
46,000,000	1.335	(b)(c)	10/14/23	46,317,400
Sumitomo Mitsui Financial Group, Inc.
20,000,000	2.934		03/09/21	20,095,800
Svenska Handelsbanken AB(c) (3M USD LIBOR + 1.150%)
5,000,000	1.390		03/30/21	5,012,900
The Bank of Nova Scotia(c)(SOFR + 0.550%)
54,500,000	0.639		09/15/23	54,783,400
The Huntington National Bank(b)(c) (3M USD LIBOR + 0.550%)
15,000,000	0.775		02/05/21	15,006,300
The Toronto-Dominion Bank(c)
(3M USD LIBOR + 0.300%)
19,500,000	0.514		07/30/21	19,520,865
(SOFR + 0.450%)
13,100,000	0.540		09/28/23	13,142,706
Truist Bank(b)(c)(SOFR + 0.730%)
16,760,000	0.818		03/09/23	16,890,225
Truist Financial Corp.(b)
25,000,000	2.900		03/03/21	25,051,500
(3M USD LIBOR + 0.650%)
10,000,000	0.888	(c)	04/01/22	10,059,900
UBS AG(a)(b)
17,500,000	1.750		04/21/22	17,812,725
UBS Group AG(a)
38,763,000	3.000		04/15/21	39,058,762
(3M USD LIBOR + 1.220%)
19,325,000	1.433	(b)(c)	05/23/23	19,563,277
US Bank NA(b)(c) (3M USD LIBOR + 0.440%)
6,500,000	0.653		05/23/22	6,528,795
Wells Fargo & Co.
7,429,000	2.625		07/22/22	7,691,169
Wells Fargo Bank NA(b)(c) (3M USD LIBOR + 0.650%)
33,000,000	2.082		09/09/22	33,377,850
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.850%)
18,690,000	1.074		01/11/22	18,833,539
(3M USD LIBOR + 0.390%)
25,000,000	0.614		01/13/23	25,099,500

				1,440,309,186

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(b)(c) – 0.4%
Gilead Sciences, Inc. (3M USD LIBOR + 0.520%)
$22,250,000	0.771%		09/29/23	$ 22,293,833

				22,293,833

Building Materials(c) – 0.2%
Vulcan Materials Co. (3M USD LIBOR + 0.650%)
11,640,000	0.875		03/01/21	11,641,863

				11,641,863

Computers – 0.7%
Hewlett Packard Enterprise Co.
(3M USD LIBOR + 0.680%)
14,940,000	0.900	(c)	03/12/21	14,953,446
(3M USD LIBOR + 0.720%)
19,233,000	0.958	(b)(c)	10/05/21	19,236,077
6,473,000	4.400	(b)	10/15/22	6,875,686

				41,065,209

Diversified Financial Services – 2.8%
AIG Global Funding(a)(c) (SOFR + 0.380%)
29,248,000	0.469		12/15/23	29,246,830
Air Lease Corp.
7,900,000	3.875	(b)	04/01/21	7,939,342
22,940,000	3.375		06/01/21	23,189,587
American Express Co.(b)
8,000,000	3.000		02/22/21	8,015,520
15,607,000	3.375		05/17/21	15,743,873
13,038,000	3.700		11/05/21	13,368,253
(3M USD LIBOR + 0.620%)
20,000,000	0.844	(c)	05/20/22	20,123,000
Capital One Financial Corp.(b)(c) (3M USD LIBOR + 0.950%)
15,000,000	1.180		03/09/22	15,115,200
ICBCIL Finance Co, Ltd.(c) (3M USD LIBOR + 0.950%)
6,000,000	1.171		05/15/21	5,990,340
Intercontinental Exchange, Inc.(b)(c) (3M USD LIBOR + 0.650%)
30,000,000	0.867		06/15/23	30,090,300

				168,822,245

Electrical(b)(c) – 1.4%
American Electric Power Co., Inc. (3M USD LIBOR + 0.480%)
19,375,000	0.680		11/01/23	19,415,106
Dominion Energy, Inc. (3M USD LIBOR + 0.530%)
20,500,000	0.747		09/15/23	20,520,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(b)(c) – (continued)
Duke Energy Progress LLC (3M USD LIBOR + 0.180%)
$14,400,000	0.400%	02/18/22	$ 14,396,112
Florida Power & Light Co. (3M USD LIBOR + 0.380%)
14,075,000	0.602	07/28/23	14,078,097
NextEra Energy Capital Holdings, Inc. (3M USD LIBOR + 0.550%)
14,323,000	0.774	08/28/21	14,325,578

			82,735,393

Electronics(b) – 0.4%
Honeywell International, Inc.
24,055,000	0.483	08/19/22	24,087,955

			24,087,955

Insurance – 2.8%
Jackson National Life Global Funding(a)(c)
(3M USD LIBOR + 0.480%)
25,000,000	0.701	06/11/21	25,043,750
(SOFR + 0.600%)
50,000,000	0.686	01/06/23	50,192,000
Metropolitan Life Global Funding I(a)(c)
(3M USD LIBOR + 0.230%)
19,000,000	0.460	01/08/21	19,000,570
(SOFR + 0.570%)
41,000,000	0.655	01/13/23	41,191,880
Protective Life Global Funding(a)
17,255,000	3.397	06/28/21	17,521,072
4,194,000	1.999	09/14/21	4,243,825
Reinsurance Group of America, Inc.
9,125,000	5.000	06/01/21	9,295,546

			166,488,643

Machinery - Construction & Mining – 0.4%
Caterpillar Financial Services Corp.
13,030,000	2.750	08/20/21	13,233,919
8,220,000	0.950	05/13/22	8,297,597

			21,531,516

Miscellaneous Manufacturing(c) – 0.0%
General Electric Co. (3M USD LIBOR + 1.000%)
2,635,000	1.217	03/15/23	2,653,498

Oil Field Services – 0.9%
BP Capital Markets PLC
12,786,000	3.561	11/01/21	13,109,486
Chevron USA, Inc.
9,585,000	0.333	08/12/22	9,604,745

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Phillips 66
(3M USD LIBOR + 0.600%)
$6,807,000	0.833	%(b)(c)	02/26/21	$ 6,808,361
23,850,000	4.300		04/01/22	24,995,277

				54,517,869

Pharmaceuticals – 2.1%
AbbVie, Inc.
(3M USD LIBOR + 0.460%)
21,142,000	0.691	(c)	11/19/21	21,179,633
11,892,000	3.450	(b)	03/15/22	12,258,155
28,869,000	2.900		11/06/22	30,212,563
Bayer US Finance II LLC(a)(b)
27,750,000	3.500		06/25/21	28,073,565
Bayer US Finance LLC(a)
25,413,000	3.000		10/08/21	25,900,929
Cigna Corp.(b)(c) (3M USD LIBOR + 0.650%)
8,000,000	0.879		09/17/21	8,001,440

				125,626,285

Pipelines(c) – 0.6%
Enbridge, Inc. (3M USD LIBOR + 0.500%)
3,095,000	0.720		02/18/22	3,102,273
MPLX LP(b) (3M USD LIBOR + 1.100%)
33,000,000	1.330		09/09/22	33,007,920

				36,110,193

TOTAL CORPORATE OBLIGATIONS (Cost $2,378,192,819)				$2,386,790,611

Municipal Debt Obligations – 0.4%
Connecticut(b) – 0.0%
Connecticut State GO Taxable Series 2020
$1,475,000	3.000%		07/01/21	$ 1,494,736

New York – 0.2%
New York State Dormitory Authority Personal Income Tax Subordinate Anticipation Notes Series 2020
12,440,000	5.000		03/31/21	12,586,294

Pennsylvania – 0.2%
Philadelphia School District Tax & Revenue Anticipation Notes Series 2020
10,245,000	4.000		06/30/21	10,436,684

				10,436,684

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $24,480,629)				$ 24,517,714

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 6.0%
United States Cash Management Bills(d)
$200,000	0.000%	02/18/21	$ 199,983
55,700,000	0.000	03/23/21	55,691,311
2,800,000	0.000	03/30/21	2,799,524
4,100,000	0.000	04/06/21	4,099,183
4,500,000	0.000	04/13/21	4,498,973
4,800,000	0.000	04/27/21	4,798,825
17,300,000	0.000	05/11/21	17,294,934
1,200,000	0.000	05/25/21	1,199,624
United States Treasury Bills(d)
100,000	0.000	01/05/21	100,000
200,000	0.000	01/28/21	199,993
100,000	0.000	02/02/21	99,995
600,000	0.000	02/04/21	599,971
100,000	0.000	03/02/21	99,989
200,000	0.000	03/04/21	199,978
61,500,000	0.000	04/01/21	61,489,061
2,800,000	0.000	04/08/21	2,799,426
31,700,000	0.000	04/15/21	31,693,223
2,500,000	0.000	05/13/21	2,499,303
600,000	0.000	05/20/21	599,816
200,000	0.000	05/27/21	199,938
200,000	0.000	06/03/21	199,931
70,000,000	0.000	11/04/21	69,946,061
United States Treasury Inflation Indexed Note
12,855,456	1.125	01/15/21	12,859,816
United States Treasury Notes
6,200,000	2.625	07/15/21	6,283,070
6,500,000	1.125	08/31/21	6,543,164
1,700,000	1.500	08/31/21	1,715,273
3,600,000	2.000	08/31/21	3,644,438
60,000,000	0.125	11/30/22	60,004,688

TOTAL U.S. TREASURY OBLIGATIONS (Cost $352,270,729)			$ 352,359,491

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares	Dividend Rate		Value

Investment Company(e) – 18.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,118,692,655	0.026%		$1,118,692,655
(Cost $1,118,692,655)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,873,636,832)			$3,882,360,471

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 34.9%
Certificates of Deposit – 13.8%
Bank Of America NA
$30,000,000	0.360%	01/10/22	$ 30,001,281
Bank of Montreal(c)
(FEDL01 + 0.210%)
20,000,000	0.300	02/08/21	20,001,833
(3M USD LIBOR + 0.040%)
12,900,000	0.274	10/01/21	12,897,123
Barclays Bank PLC(c)
30,000,000	0.666	08/03/21	30,017,366
Bayerische Landesbank(c)
13,000,000	0.686	02/03/22	13,016,873
Canadian Imperial Bank of Commerce(c)
13,500,000	0.392	08/06/21	13,509,617
Chariot Funding LLC(d)
50,000,000	0.000	03/08/21	49,978,132
CNPC Finance(d)
10,000,000	0.000	01/08/21	9,999,280
Collateralized Cp V Co.(d)
10,693,000	0.000	02/02/21	10,691,010
10,000,000	0.000	02/12/21	9,997,456
7,923,000	0.000	04/21/21	7,916,722
Columbia Funding Co.(d)
14,500,000	0.000	01/06/21	14,499,727
Consolidated Edison Co. of New York, Inc.(d)
36,630,000	0.000	02/26/21	36,615,153
Credit Agricole Corporate & Investment Bank(c)
30,000,000	0.710	09/10/21	30,077,141
Credit Suisse AG
25,000,000	0.580	01/10/22	25,112,275

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
DNB Bank ASA(c)
$13,700,000	0.243%		02/24/21	$ 13,702,859
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)
50,000,000	0.422		02/17/22	49,916,368
Industrial & Commercial Bank of China Ltd.(d)
20,263,000	0.000		02/04/21	20,259,355
15,000,000	0.000		02/09/21	14,996,667
20,000,000	0.000		03/05/21	19,990,720
Intercontinental Exchange, Inc.(d)
14,600,000	0.000		06/24/21	14,566,478
Ionic Capital II Trust(d)
28,408,000	0.000		01/08/21	28,406,801
Sumitomo Mitsui Banking Corp.
10,000,000	0.230		06/02/21	10,000,000
Suncor Energy, Inc.(d)
6,391,000	0.000		02/17/21	6,388,921
20,200,000	0.000		03/15/21	20,188,831
Svenska Handelsbanken
20,147,000	0.000	(d)	12/08/21	20,093,409
(3M USD LIBOR + 0.260%)
23,850,000	0.494	(c)	01/06/22	23,888,185
Toronto-Dominion Bank(d)
20,000,000	0.000		02/16/21	19,994,856
30,000,000	0.000		03/22/21	29,985,352
The Walt Disney Co. (d)
12,900,000	0.000		04/07/21	12,889,398
Versailles CDS LLC(d)
20,000,000	0.000		01/05/21	19,999,481
32,000,000	0.000		03/18/21	31,983,505
Volkswagen Group of America Finance LLC(d)
24,830,000	0.000		11/10/21	24,695,941
Waste Management, Inc.(d)
13,500,000	0.000		07/06/21	13,478,051
12,450,000	0.000		07/28/21	12,428,967
Well Fargo Repo
98,000,000	0.180		01/04/21	98,000,000

				820,185,134

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – 21.1%
Agricultural Bank China(d)
$20,000,000	0.000%		01/04/21	$ 19,999,647
50,291,000	0.000		02/23/21	50,268,973
Albion Capital Corp.(d)
25,000,000	0.000		01/27/21	24,996,888
40,000,000	0.000		02/22/21	39,988,163
Antalis S.A(d)
20,500,000	0.000		02/01/21	20,496,319
Bank Of China, Ltd.(d)
25,400,000	0.000		05/12/21	25,351,943
17,718,000	0.000		05/24/21	17,678,879
15,666,000	0.000		06/02/21	15,627,849
Bayerische Landesbank(c)
39,675,000	0.692		01/28/22	39,611,926
BNZ International Funding Ltd(d)
50,000,000	0.000		02/18/21	49,990,949
China Construction Banking Corp.(d)
22,000,000	0.000		02/02/21	21,996,632
Collateralized Cp V Co.(d)
20,000,000	0.000		01/19/21	19,998,279
First Abu Dhabi Bank PJSC
20,000,000	0.000	(d)	08/27/21	19,967,469
First Abu Dhabi Bank USA N V IA
(3M USD LIBOR + 0.170%)
26,000,000	0.390	(c)	12/14/21	25,999,997
HSBC Bank PLC(d)
10,603,000	0.000		08/03/21	10,586,409
HSBC Bank USA NA
27,000,000	0.370		12/03/21	27,008,038
Ionic Capital II Trust(d)
30,000,000	0.000		01/22/21	29,996,462
32,658,000	0.000		02/26/21	32,644,762
17,000,000	0.000		03/05/21	16,992,051
Landesbank Baden-Wuerttemberg
10,000,000	0.000	(d)	01/11/21	9,999,566
39,800,000	0.000	(d)	02/24/21	39,785,832
30,200,000	0.270		04/16/21	30,200,439

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Landesbank Hessen-Thuringen(d)
$15,000,000	0.000%	02/04/21	$ 14,997,885
Lloyds Bank Corporate Markets PLC(c)
(3M USD LIBOR + 0.100%)
25,200,000	0.317	09/15/21	25,194,778
(SOFR + 0.650%)
24,400,000	0.740	08/17/22	24,512,225
Macquarie Bank, Ltd.(d)
43,350,000	0.000	02/19/21	43,336,935
Matchpoint Finance PLC(d)
20,000,000	0.000	03/08/21	19,991,253
National Bank Of Canada(d)
23,000,000	0.000	02/17/21	22,995,339
National Bank Of Kuwait SAKP
47,000,000	0.430	03/05/21	47,013,499
35,000,000	0.400	06/14/21	35,002,391
Natixis SA(c)
(3M USD LIBOR + 0.520%)
25,000,000	0.736	01/22/21	25,006,607
(3M USD LIBOR + 0.130%)
27,000,000	0.360	12/09/21	26,999,998
NatWest Markets PLC
31,000,000	0.000	02/01/21	30,993,882
Nordea Bank ABP(c)
4,600,000	0.545	05/05/21	4,603,792
Norinchukin Bank NY
10,000,000	0.240	03/02/21	10,001,304
30,000,000	0.300	05/20/21	30,002,669
23,000,000	0.300	05/27/21	23,001,963
17,125,000	0.300	06/01/21	17,126,367
19,000,000	0.370	12/03/21	18,999,804
Royal Bank of Canada(d)
10,000,000	0.000	11/30/21	9,978,383
Salisbury Receivables Co.(d)
30,000,000	0.000	03/08/21	29,982,413
Shell International Finance B.V.(d)
	0.000	01/27/21	19,998,065
25,000,000	0.000	06/14/21	24,975,365
Societe Generale SA(d)
40,000,000	0.000	06/28/21	39,949,520
13,485,000	0.000	12/06/21	13,446,538
15,500,000	0.000	12/13/21	15,446,510

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Standard Chartered Bank(c)
$	10,000,000	0.343%		02/08/21	$ 10,001,987
Sumitomo Mitsui Banking Corp.
(3M USD LIBOR + 0.370%)
	25,250,000	0.595	(c)	11/05/21	25,304,783
	24,550,000	0.700		07/08/22	24,575,300
Sumitomo Mitsui Trust Bank Ltd.
	15,000,000	0.000	(d)	02/10/21	14,997,472
	8,100,000	0.230		05/06/21	8,100,000
The Walt Disney Co.(d)
	10,000,000	0.000		04/12/21	9,991,273

					1,255,715,772

TOTAL SHORT-TERM INVESTMENTS (Cost $2,075,177,995)					$2,075,900,906

TOTAL INVESTMENTS – 100.2% (Cost $5,948,814,827)					$5,958,261,377

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%					(9,472,883)

NET ASSETS – 100.0%					$5,948,788,494

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security . Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2020:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$394,270,700	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,308,467	8,957,583	—
Asset-Backed Securities	—	66,439,675	—
Exchange Traded Fund	30,178,038	—	—
Investment Companies	7,296,017	—	—
Short-term Investments	—	211,333,186	—

Total	$56,782,522	$681,001,144	$—

Derivative Type

Assets
Futures Contracts(a)	$10,936	$—	$—

Liabilities
Futures Contracts(a)	$(154,306)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$161,525,966	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	80,904,197	84,312,382	—
Asset-Backed Securities	—	11,482,681	—
Municipal Debt Obligations	—	3,865,420	—
Investment Company	79,933,781	—	—

Total	$160,837,978	$261,186,449	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,337,187)	$—

Total	$—	$(5,337,187)	$—

Derivative Type

Assets
Futures Contracts(a)	$365,928	$—	$—
Interest Rate Swap Contracts(a)	—	41,049	—
Options Purchased	—	60,073	—

Total	$365,928	$101,122	$—

Liabilities
Futures Contracts(a)	$(28,658)	$—	$—
Interest Rate Swap Contracts(a)	—	(49,757)	—
Written option contracts	—	(60,819)	—

Total	$(28,658)	$(110,576)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$68,502,583	$—
Asset-Backed Securities	—	94,528,997	—
Municipal Debt Obligations	—	7,083,262	—
U.S. Treasury Obligations	29,997,379	—	—
Short-term Investments	—	9,500,000	—

Total	$29,997,379	$179,614,842	$—

Derivative Type

Assets(a)
Futures Contracts	$14,624	$—	$—
Interest Rate Swap Contracts	—	27,746	—

Total	$14,624	$27,746	$—

Liabilities(a)
Futures Contracts	$(19,073)	$—	$—
Interest Rate Swap Contracts	—	(41,927)	—

Total	$(19,073)	$(41,927)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$480,796,567	$—	$—
Investment Company	3,279,405	—	—

Total	$484,075,972	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$216,482	$—	$—
Interest Rate Swap Contracts(a)	—	214,818	—
Options Purchased	—	40,739	—

Total	$216,482	$255,557	$—

Liabilities
Futures Contracts(a)	$(12,709)	$—	$—
Interest Rate Swap Contracts(a)	—	(633,535)	—
Written option contracts	—	(41,380)	—

Total	$(12,709)	$(674,915)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$468,826,388	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	413,224,805	198,159,239	—
Investment Company	219,944,125	—	—

Total	$633,168,930	$666,985,627	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(8,852,500)	$—

Total	$—	$(8,852,500)	$—

Derivative Type

Assets(a)
Futures Contracts	$1,329,008	$—	$—
Interest Rate Swap Contracts	—	56,280	—

Total	$1,329,008	$56,280	$—

Liabilities(a)
Futures Contracts	$(431,431)	$—	$—
Interest Rate Swap Contracts	—	(64,356)	—

Total	$(431,431)	$(64,356)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,554,792,636	$—
Mortgage-Backed Obligations	—	409,605,107	—
Asset-Backed Securities	—	163,312,253	—
Foreign Debt Obligations	68,184,667	30,765,009	—
Municipal Debt Obligations	—	5,667,655	—
U.S. Treasury Obligations	1,697,378	—	—
Exchange Traded Funds	56,805,771	—	—
Investment Company	123,619,723	—	—
Short-term Investments	—	14,169,119	—

Total	$250,307,539	$2,178,311,779	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,359,535	$—
Futures Contracts(a)	549,411	—	—
Interest Rate Swap Contracts(a)	—	4,240,252	—
Credit Default Swap Contracts(a)	—	4,346,736	—
Options Purchased	—	30,316	—

Total	$549,411	$10,976,839	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,267,917)	$—
Futures Contracts(a)	(304,140)	—	—
Interest Rate Swap Contracts(a)	—	(1,131,353)	—
Credit Default Swap Contracts(a)	—	(215,423)	—
Written option contracts	—	(313,280)	—

Total	$(304,140)	$(4,927,973)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,386,790,611	$—
Municipal Debt Obligations	—	24,517,714	—
U.S. Treasury Obligations	352,359,491	—	—
Investment Company	1,118,692,655	—	—
Short-term Investments	—	2,075,900,906	—

Total	$1,471,052,146	$4,487,209,231	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.